AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 29, 2009

REGISTRATION NO. 333-65131 & 811-6298

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                                                PRE-EFFECTIVE AMENDMENT NO.                                                        [_]

                                                           POST-EFFECTIVE AMENDMENT NO. 12                                                        [X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                                                         AMENDMENT NO. 25                                                                           [X]

TFLIC SEPARATE ACCOUNT B

(Exact Name of Registrant)

Transamerica Financial Life Insurance Company

(Name of Depositor)

4 Manhattanville Road

Purchase, NY 10577

(Address of Depositor’s Principal Executive Office)

Depositor’s Telephone Number: 212-246-5234

Darin D. Smith

Transamerica Financial Life Insurance Company

4333 Edgewood Rd. NE

Cedar Rapids, Iowa 52499

(Name and Address of Agent for Service)

Copy to:

Michael Berenson, Esquire

Morgan, Lewis & Bockius LLP

1800 M Street, N.W.

Washington, DC 20036-5869

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[X] Immediately upon filing pursuant to paragraph (b) of Rule 485.

[_] On pursuant to paragraph (b)(1)(v) of Rule 485.

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[_] On              pursuant to paragraph (a)(1) of Rule 485.

[_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

[_] On              pursuant to paragraph (a)(2) of Rule 485.

The Prospectus and Exhibits for the Vanguard Variable Annuity Plan (Individual) of the TFLIC Separate Account B are hereby incorporated by reference to the Form N-4 Registration Statement (333-65131 and 811-06298) filed on April 28, 2008.

TFLIC SEPARATE ACCOUNT B

STATEMENT OF ADDITIONAL INFORMATION

FOR THE

VANGUARD VARIABLE ANNUITY

OFFERED BY

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(A NEW YORK STOCK COMPANY)

ADMINISTRATIVE OFFICES

4 MANHATTANVILLE ROAD

PURCHASE, NEW YORK 10577

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Vanguard Variable Annuity (the “Contract” or the “Individual Contract”) offered by Transamerica Financial Life Insurance Company, (the “Company”). You may obtain a copy of the Prospectus dated May 1, 2008 by calling 800-522-5555, or writing to Vanguard Annuity and Insurance Services, P.O. Box 1105, Valley Forge, PA 19482-1105. Terms used in the current Prospectus for the Contract are incorporated in this Statement.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

May 1, 2008

(Revised January 29, 2009)

THE CONTRACT

In order to supplement the description in the Prospectus, the following provides additional information about the Contract which may be of interest to Contract Owners.

Computation of Variable Annuity Income Payments

Variable Annuity Income Payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Table contained in the Contract corresponding to the Annuity Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit value for the selected Subaccount on the Income Date. The number of Annuity Units for the Subaccount then remains fixed, unless an exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit value for the Subaccount on the due date of the Annuity Payment.

The Annuity Unit value for each Subaccount was initially established at $10.00 on the day money was first deposited in that Subaccount. The Annuity Unit value for any subsequent Business Day is equal to (a) times (b) times (c), where:

(a)	the Annuity Unit value for the immediately preceding Business Day;
(b)	the Net Investment Factor for the day;
(c)	the investment result adjustment factor (0.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

(a)	any increase or decrease in the value of the Subaccount due to investment results;
(b)	a daily charge for the mortality and expense risks assumed by the Company corresponding to an annual rate of 0.20%; and
(c)	a daily charge for the cost of administering the Contract corresponding to an annual charge of 0.10%.

The Annuity Tables contained in the AV 423 101 109 498 CRT Contract are based on the 1983 Table “A” Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year.

The Annuity Tables contained in the VVAPA U 1101 Contract are based on a 4% effective annual Assumed Investment Return and the “Annuity 2000” (male, female, and unisex if required by law) mortality table projected for improvement using projection scale G (50% of G for females, 100% of G for males) with an assumed commencement date of 2005. Age adjustments apply for annuitizations after 2010.

Adjusted Partial Withdrawal

The Adjusted Partial Withdrawal is the total amount the Death Benefit is adjusted as a result of any Partial Withdrawals taken from the Contract. It adjusts the Death Benefit in proportion to its relationship to the Accumulated Value of the Contract and the amount of the Partial Withdrawal. The Death Benefit is calculated by subtracting the Adjusted Partial Withdrawal amount from the Death Benefit amount prior to the Partial Withdrawal. The formula is as follows:

(a) divided by (b) = (c); (c) multiplied by (d) = Adjusted Partial Withdrawal amount

Where:

(a)	= Death Benefit prior to the Partial Withdrawal;
(b)	= Accumulated Value of the Contract prior to the Partial Withdrawal;
(c)	= Adjustment factor;
(d)	= Amount of Partial Withdrawal

Without application of the Adjusted Partial Withdrawal amount, the Company has the risk in a down market that a Contract Owner may withdraw most of his or her Accumulated Value and leave a sizable guaranteed minimum Death Benefit under the Return of Premium Death Benefit or the Annual Step-up Death Benefit Riders. For example, suppose $100,000 is invested in the Contract with a Return of Premium Death Benefit elected and the market subsequently drops to $50,000. Without the Adjusted Partial Withdrawal, the Contract Owner could withdraw $49,000 and purchase a different annuity contract, leaving only $1,000 invested in the Contract with a $51,000 Death Benefit. The Company would retain a future Death Benefit liability with almost no money invested in the Contract to permit the Company to recover that future expense. The Adjusted Partial Withdrawal allows the Company to eliminate the risk described. In the foregoing example, the Contract Owner would only have a $2,000 Death Benefit after the withdrawal.

Conversely, in an up market, the Adjusted Partial Withdrawal will lower the guaranteed Death Benefit by an amount less than amount actually withdrawn. The Company would retain a future Death Benefit liability with no additional risk. Using the example above, assume the market subsequently rose to $150,000. Without the Adjusted Partial Withdrawal, the Contract Owner withdraws $50,000 and would have a guaranteed minimum Death Benefit remaining of $50,000. However, using the Adjusted Partial Withdrawal, the remaining guaranteed minimum Death Benefit would be $66,666.67.

Exchanges

After the Annuity Date, if a Variable Annuity Option has been chosen, the Contract Owner may, by written request, exchange the current value of the existing Subaccount to Annuity Units of any other Subaccount then available. The request for the exchange must be received, however, at least 10 Business Days prior to the first payment date on which the exchange is to take effect. This exchange shall result in the same dollar amount of Annuity Payment on the date of exchange. The Contract Owner is limited to two substantive exchanges (at least 30 days apart) from a Portfolio (except the Money Market Portfolio) in any Contract Year, and the value of the Annuity Units exchanged must provide a monthly Annuity Payment of at least $100 at the time of the exchange. “Substantive” means a dollar amount that The Vanguard Group, Inc. determines, in its sole discretion, could adversely affect management of the Fund.

Exchanges will be made using the Annuity Unit value for the Subaccounts on the date the request for exchange is received by the Company. On the exchange date, the Company will establish a value for the current Subaccount by multiplying the Annuity Unit value by the number of Annuity Units in the existing Subaccount, and compute the number of Annuity Units for the new Subaccount by dividing the Annuity Unit value of the new Subaccount into the value previously calculated for the existing Subaccount.

Joint Annuitant

The Contract Owner may, in the Contract Application or by written request at least 30 days prior to the Income Date, name a Joint Annuitant. Such Joint Annuitant must meet the Company’s underwriting requirements. If approved by the Company, the Joint Annuitant shall be named on the Contract Schedule or added by endorsement. An Annuitant or Joint Annuitant may not be replaced.

The Income Date shall be determined based on the date of birth of the Annuitant. If the Annuitant or Joint Annuitant dies prior to the Income Date, the survivor shall be the sole Annuitant. Another Joint Annuitant may not be designated. Payment to a Beneficiary shall not be made until the death of the surviving Annuitant.

GENERAL MATTERS

Non-Participating

The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of the Company.

Misstatement of Age or Sex

The Company may require proof of age and sex before making Annuity Payments. If the Annuitant’s stated age, sex or both in the Contract are incorrect, the Company will change the Annuity Benefits payable to those which the Premium Payments would have purchased for the correct age and sex. In the case of correction of the stated age or sex after payments have commenced, the Company will: (1) in the case of underpayment, pay the full amount due with the next payment; or (2) in the case of overpayment, deduct the amount due from one or more future payments.

Assignment

Any Nonqualified Contract may be assigned by the Contract Owner prior to the Income Date and during the Annuitant’s lifetime. The Company is not responsible for the validity of any assignment. No assignment will be recognized until the Company receives written notice thereof. The interest of any Beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum, notwithstanding any settlement agreement in effect at the time assignment was executed. The Company shall not be liable as to any payment or other settlement made by the Company before receipt of written notice.

Annuity Data

The Company will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to the Company.

Annual Report

Once each Contract Year, the Company will send the Contract Owner an annual report of the current Accumulated Value allocated to each Subaccount; and any Premium Payments, charges, exchanges or withdrawals during the year. This report will also give the Contract Owner any other information required by law or regulation. The Contract Owner may ask for a report like this at any time.

Incontestability

This Contract is incontestable from the Contract Date, subject to the “Misstatement of Age or Sex” provision.

Ownership

The Owner of the Contract on the Contract Date is the Annuitant, unless otherwise specified in the Application. The Owner may specify a new Owner by written notice at any time thereafter. The term Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Owner. During the Annuitant’s lifetime all rights and privileges under this Contract may be exercised solely by the Owner. Upon the death of the Owner(s), Ownership is retained by the surviving Joint Owner or passes to the Owner’s Designated Beneficiary, if one has been designated by the Owner. If no Owner’s Designated Beneficiary is designated or if no Owner’s Designated Beneficiary is living, the Owner’s Designated Beneficiary is the Owner’s estate. From time to time the Company may require proof that the Owner is still living.

DISTRIBUTION OF THE CONTRACT

We have entered into a distribution arrangement with The Vanguard Group, Inc., through its wholly owned subsidiary, Vanguard Marketing Corporation, the principal distributor of the Contract. During the fiscal year ended December 31, 2007, each Portfolio, except the Total Stock Market Index Portfolio, incurred distribution and marketing expenses representing 0.02% of each Portfolio’s average net assets. These expenses are guaranteed not to exceed 0.20% of 0.01%% of each

Portfolio’s average month-end net assets. A complete description of the services provided by Vanguard Marketing Corporation is found in the “Management of the Fund” section in the Fund’s Statement of Additional Information. The principal business address for The Vanguard Group, Inc. is 100 Vanguard Boulevard, Malvern, PA 19355-2331.

PERFORMANCE INFORMATION

Performance information for the Subaccounts, including the yield and effective yield of the Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners. The yield and total return performance information presented below reflects the operations of the Subaccounts in connection with the individual variable annuity contracts offered prior to October 1, 1998 through First Providian Life & Health Insurance Company Separate Account B, which was acquired intact by AUSA Life Insurance Company, Inc.; the group variable annuity contracts offered October 1, 1998 to September 1, 2002 through AUSA Life Insurance Company, Inc. Separate Account B; and the currently offered individual variable annuity contracts offered through TFLIC Separate Account B. The individual variable annuity contracts offered prior to October 1, 1998 and the group variable annuity contracts are no longer for sale.

Subaccount Inception Dates

Where applicable, the following Subaccount inception dates are used in the calculation of performance figures: December 1, 1992 for the Money Market Subaccount; December 16, 1992 for the Equity Index Subaccount, the Balanced Subaccount, and the Total Bond Market Index Subaccount; June 7, 1993 for the Equity Income Subaccount and the Growth Subaccount; June 3, 1994 for the International Subaccount; June 3, 1996 for the High Yield Bond Subaccount and the Small Company Growth Subaccount; February 8, 1999 for the Diversified Value Subaccount and the Short-Term Investment-Grade Subaccount; February 9, 1999 for the Mid-Cap Index Subaccount and the REIT Index Subaccount; and May 1, 2003 for the Total Stock Market Index Subaccount and the Capital Growth Subaccount.

The underlying series of Vanguard Variable Insurance Fund in which the Mid-Cap Index Subaccount and the REIT Index Subaccount invest commenced operations on February 8, 1999 (and sold shares to these subaccounts on that day), but they held all of their assets in money market instruments until February 9, 1999, when performance measurement begins.

Portfolio Inception Dates

Where applicable, the following Portfolio inception dates are used in the calculation of performance figures: April 29, 1991 for the Equity Index Portfolio and Total Bond Market Index Portfolio; May 2, 1991 for the Money Market Portfolio; May 23, 1991 for the Balanced Portfolio; June 7, 1993 for the Equity Income Portfolio and the Growth Portfolio; June 3, 1994 for the International Portfolio; June 3, 1996 for the High Yield Bond Portfolio and Small Company Growth Portfolio ; February 8, 1999 for the Diversified Value Portfolio and the Short-Term Investment-Grade Portfolio; February 9, 1999 for the Mid-Cap Index Portfolio and the REIT Index Portfolio; January 8, 2003 for the Total Stock Market Index Portfolio; and December 3, 2002 for the Capital Growth Portfolio.

Vanguard Variable Insurance Fund’s Mid-Cap Index Portfolio and REIT Index Portfolio commenced investment operations on February 8, 1999, but they held all of their assets in money market instruments until February 9, 1999, when performance measurement begins.

Money Market Subaccount Yields

Current yield for the Money Market Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the “base-period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

The yield of the Money Market Subaccount for the 7-day period ended December 31, 2007, was 4.92%.

30-Day Yield for Non-Money Market Subaccounts

Quotations of yield for the remaining Subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

YIELD = 2[(a - b + 1)6 - 1]

     c x d

Where:

[a]	equals the net investment income earned during the period by the Series attributable to shares owned by a Subaccount

[b]	equals the expenses accrued for the period (net of reimbursements)

[c]	equals the average daily number of Units outstanding during the period

[d]	equals the maximum offering price per Accumulation Unit on the last day of the period

Yield on the Subaccount is earned from the increase in net asset value of shares of the Series in which the Subaccount invests and from dividends declared and paid by the Series, which are automatically reinvested in shares of the Series.

The yield of each Subaccount for the 30-day period ended December 31, 2007, is set forth below. Yields are calculated daily for each Subaccount. Premiums and discounts on asset-backed securities are not amortized.

Short-Term Investment-Grade Subaccount	4.52%
Total Bond Market Index Subaccount	4.40%
High Yield Bond Subaccount	7.74%
Balanced Subaccount	2.81%
Equity Income Subaccount	2.69%
Diversified Value Subaccount	2.32%
Total Stock Market Index Subaccount	1.21%
Mid-Cap Index Subaccount	0.86%
Equity Index Subaccount	1.58%
Growth Subaccount	0.34%
Capital Growth Subaccount	0.49%
Small Company Growth Subaccount	0.00%
International Subaccount	—
REIT Index Subaccount	4.63%*
* This dividend yield includes some payments that represent a return of capital by underlying REITs. The amount of the return of capital is determined by each REIT only after its fiscal year-end.

Standardized Average Annual Total Return

When advertising performance of the Subaccounts, the Company will show the “Standardized Average Annual Total Return,” calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads or sales charges, the Annual Contract Maintenance Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any. The Company may assume the Individual Contract was in existence prior to its inception date in November 1992 (which it was not). After the Individual Contract’s inception date, the calculations will reflect actual Accumulation Unit Values. In calculating performance information, the Annual Contract Maintenance Fee is reflected as a percentage equal to the total amount of fees collected during a year divided by the total average net assets of the Portfolios during the same year. The fee is assumed to remain the same in each year of the applicable period. The fee is prorated to reflect only the remaining portion of the calendar year of purchase. Thereafter, the fee is deducted annually.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, three, five and 10 years (or, if less, up to the life of the Subaccount) and year-to-date, six months to date, month-to-date, and quarter-to-date, calculated pursuant to the formula:

P(1 + T)n = ERV

Where:

(1)	[P] equals a hypothetical Initial Premium Payment of $1,000
(2)	[T] equals an average annual total return
(3)	[n] equals the number of years
(4)	[ERV] equals the ending redeemable value of a hypothetical $1,000 Premium Payment made at the beginning of the period (or fractional portion thereof)

The following tables show the average annual total return for the Subaccounts for the period beginning at the inception of each Subaccount and ending on December 31, 2007.

Standardized Average Annual Total Return

For Period Ending December 31, 2007

Annual Step-Up Death Benefit Option

(Total Annual Separate Account Expenses: 0.42%)

	1 Year	3 years	5 Years	10 Years	Year to Date	Year Ended 12/31/07	Since Subaccount Inception*	Since Portfolio Inception**
Money Market Subaccount	4.80%	4.05%	2.70%	3.41%	4.80%	4.80%	3.65%	3.65%
Short Term Investment-Grade Subaccount	5.59%	3.95%	3.31%	—	5.59%	5.59%	4.37%	4.37%
Total Bond Market Index Subaccount	6.54%	4.11%	3.93%	5.23%	6.54%	6.54%	6.07%	5.72%
High Yield Bond Subaccount	1.53%	3.85%	7.09%	4.21%	1.53%	1.53%	5.36%	5.36%
Balanced Subaccount	7.91%	9.54%	11.80%	7.91%	7.91%	7.91%	10.28%	10.45%
Equity Income Subaccount	4.10%	9.07%	12.66%	6.52%	4.10%	4.10%	10.37%	10.37%
Diversified Value Subaccount	3.50%	9.51%	15.52%	—	3.50%	3.50%	7.55%	7.55%
Total Stock Market Index Subaccount	4.73%	8.39%	—	—	4.73%	4.73%	13.29%	13.29%
Equity Index Subaccount	4.94%	8.07%	12.24%	5.37%	4.94%	4.94%	9.99%	9.87%
Mid-Cap Index Subaccount	5.70%	10.77%	16.80%	—	5.70%	5.70%	11.68%	11.68%
Growth Subaccount	9.76%	7.34%	10.65%	-0.27%	9.76%	9.76%	5.96%	5.96%
Capital Growth Subaccount	12.02%	10.12%	—	—	12.02%	12.02%	15.89%	15.89%
Small Company Growth Subaccount	3.33%	6.27%	14.13%	11.82%	3.33%	3.33%	11.00%	11.00%
International Subaccount	16.94%	19.58%	22.26%	9.57%	16.94%	16.94%	9.43%	9.43%
REIT Index Subaccount	-16.97%	7.51%	16.86%	—	-16.97%	-16.97%	13.42%	13.42%

*	Refer to “Subaccount Inception Dates” under the “PERFORMANCE INFORMATION” section of this Statement of Additional Information.
**	Refer to “Portfolio Inception Dates” under the “PERFORMANCE INFORMATION” section of this Statement of Additional Information.

All total return figures reflect the deduction of the administrative charge, and the mortality and expense risk charge. The SEC requires that an assumption be made that the Contract Owner surrenders the entire Contract at the end of the 1-, 5- and 10-year periods (or, if less, up to the life of the Subaccount) for which performance is required to be calculated.

Performance information for a Subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor’s 500 Stock Index (“S&P 500”), Dow Jones Industrial Average (“DJIA”), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a Subaccount’s results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely-used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Transamerica Financial Life Insurance Company as determined by A.M. Best, Moody’s, Standard & Poor’s or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a Subaccount’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return

The Company may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. The Company may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year and periods less than one year, the Non- Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For both performance measures, the Company may assume the Individual Contract was in existence prior to its inception date in November 1992 (which it was not). After the Individual Contract’s inception date, the calculations will reflect actual Accumulation Unit Values. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see Fee Table in the Prospectus), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Maintenance Fee or Premium Taxes (if any), which, if included, would reduce the percentages reported by the Company.

Non-Standardized Cumulative Total Return

For Period Ending 12/31/2007

Annual Step-Up Death Benefit Option

(Total Annual Separate Account Expenses: 0.42%)

	Month to date	Quarter to date	6 Months to date	One Year	Since Subaccount Inception*	Since Portfolio Inception**
Money Market Subaccount	0.36%	1.16%	2.37%	4.81%	82.52%	72.17%
Short-Term Investment-Grade Subaccount	0.06%	1.78%	3.64%	5.59%	46.37%	46.37%
Total Bond Market Index Subaccount	0.23%	2.93%	5.85%	6.55%	168.20%	131.49%
High Yield Bond Subaccount	0.33%	-1.07%	-0.09%	1.53%	83.19%	83.19%
Balanced Subaccount	-0.51%	-0.92%	1.90%	7.92%	409.69%	347.09%
Equity Income Subaccount	-1.13%	-3.90%	-2.04%	4.10%	321.72%	321.72%
Diversified Value Subaccount	-3.00%	-6.04%	-6.14%	3.50%	91.15%	91.15%
Total Stock Market Index Subaccount	-0.71%	-3.64%	-2.32%	4.73%	79.17%	79.17%
Equity Index Subaccount	-0.74%	-3.47%	-1.61%	4.95%	391.41%	313.11%
Mid-Cap Index Subaccount	-0.03%	-3.53%	-4.53%	5.70%	167.15%	167.15%
Growth Subaccount	-0.10%	-1.88%	3.16%	9.77%	133.16%	133.16%
Capital Growth Subaccount	0.18%	-0.59%	3.13%	12.02%	99.18%	99.18%
Small Company Growth Subaccount	-0.64%	-4.58%	-5.18%	3.34%	234.93%	234.93%
International Subaccount	-1.89%	-0.48%	4.21%	16.94%	240.76%	240.76%
REIT Index Subaccount	-5.15%	-12.99%	-11.08%	-16.97%	206.66%	206.66

*	Refer to “Subaccount Inception Dates” under the “PERFORMANCE INFORMATION” section of this Statement of Additional Information.
**	Refer to “Portfolio Inception Dates” under the “PERFORMANCE INFORMATION” section of this Statement of Additional Information.

Non-Standardized Average Annual Total Returns

For Period Ending 12/31/2007

Annual Step-Up Death Benefit Option

(Total Annual Separate Account Expenses: 0.42%)

	One Year	Three Year	Five Year	Since Subaccount Inception*	Since Portfolio Inception**
Money Market Subaccount	4.81%	4.06%	2.71%	3.68%	3.67%
Short-Term Investment-Grade Subaccount	5.59%	3.95%	3.32%	4.38%	4.38%
Total Bond Market Index Subaccount	6.55%	4.11%	3.94%	6.10%	5.74%
High Yield Bond Subaccount	1.53%	3.86%	7.10%	5.37%	5.37%
Balanced Subaccount	7.92%	9.55%	11.82%	10.30%	10.47%
Equity Income Subaccount	4.10%	9.08%	12.67%	10.38%	10.38%
Diversified Value Subaccount	3.50%	9.51%	15.53%	7.56%	7.56%
Total Stock Market Index Subaccount	4.73%	8.40%	—	13.31%	13.31%
Equity Index Subaccount	4.95%	8.07%	12.25%	10.02%	9.89%
Mid-Cap Index Subaccount	5.70%	10.77%	16.81%	11.69%	11.69%
Growth Subaccount	9.77%	7.35%	10.67%	5.98%	5.98%
Capital Growth Subaccount	12.02%	10.12%	—	15.90%	15.90%
Small Company Growth Subaccount	3.34%	6.27%	14.14%	11.01%	11.01%
International Subaccount	16.94%	19.59%	22.27%	9.45%	9.45%
REIT Index Subaccount	-16.97%	7.52%	16.88%	13.43%	13.43%

*	Refer to “Subaccount Inception Dates” under the “PERFORMANCE INFORMATION” section of this Statement of Additional Information.
**	Refer to “Portfolio Inception Dates” under the “PERFORMANCE INFORMATION” section of this Statement of Additional Information.

Non-Standardized Total Return Year-to-Date

The Company may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Maintenance Fee or Premium Taxes (if any), which, if included, would reduce the percentages reported by the Company.

Non-Standardized Total Return Year-to-Date

For Period Ending 12/31/2007

Annual Step-Up Death Benefit Option

(Total Annual Separate Account Expenses: 0.42%)

Total Return YTD as of 12/31/2007
Money Market Subaccount	4.81%
Short-Term Investment-Grade Subaccount	5.59%
Total Bond Market Index Subaccount	6.55%
High Yield Bond Subaccount	1.53%
Balanced Subaccount	7.92%
Equity Income Subaccount	4.10%
Diversified Value Subaccount	3.50%
Total Stock Market Index Subaccount	4.73%
Equity Index Subaccount	4.95%
Mid-Cap Index Subaccount	5.70%
Growth Subaccount	9.77%
Capital Growth Subaccount	12.02%
Small Company Growth Subaccount	3.34%
International Subaccount	16.94%
REIT Index Subaccount	-16.97%

Non Standardized One Year Return

The Company may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Maintenance Fee or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

Non-Standardized One Year Return

Annual Step-Up Death Benefit Option

(Total Annual Separate Account Expenses: 0.42%)

	2005	2006	2007
Money Market Subaccount	2.75%	4.61%	4.81%
Short-Term Investment-Grade Subaccount	1.92%	4.48%	5.59%
Total Bond Market Index Subaccount	1.98%	3.87%	6.55%
High Yield Bond Subaccount	2.33%	7.83%	1.53%
Balanced Subaccount	6.41%	14.50%	7.92%
Equity Income Subaccount	3.72%	20.22%	4.10%
Diversified Value Subaccount	7.19%	18.40%	3.50%
Total Stock Market Index Subaccount	5.71%	15.06%	4.73%
Equity Index Subaccount	4.37%	15.24%	4.95%
Mid-Cap Index Subaccount	13.55%	13.29%	5.70%
Growth Subaccount	11.07%	1.49%	9.77%
Capital Growth Subaccount	7.26%	11.17%	12.02%
Small Company Growth Subaccount	5.84%	9.76%	3.34%
International Subaccount	15.89%	26.25%	16.94%
REIT Index Subaccount	11.41%	34.41%	-16.97%

	2004	2003	2002	2001	2000	1999
Money Market Subaccount	0.84%	0.59%	1.38%	3.92%	6.04%	4.75%
Short-Term Investment-Grade Subaccount	1.64%	3.13%	5.91%	7.43%	7.74%	—
Total Bond Market Index Subaccount	3.77%	3.60%	7.93%	7.87%	10.85%	-1.23%
High Yield Bond Subaccount	8.07%	16.45%	1.20%	2.83%	-2.48%	2.46%
Balanced Subaccount	10.82%	20.03%	-7.06%	4.00%	9.93%	3.89%
Equity Income Subaccount	12.84%	24.02%	-14.07%	-3.94%	10.95%	-2.94%
Diversified Value Subaccount	19.96%	30.70%	-14.52%	0.33%	25.60%	—
Total Stock Market Index Subaccount	12.08%	—	—	—	—	—
Equity Index Subaccount	10.34%	28.05%	-22.37%	-12.43%	-9.47%	20.62%
Mid-Cap Index Subaccount	19.81%	33.64%	-14.95%	-0.95%	17.50%	—
Growth Subaccount	6.80%	25.71%	-36.12%	-32.26%	-20.44%	22.00%
Capital Growth Subaccount	17.13%	36.82%	—	—	—	—
Small Company Growth Subaccount	14.82%	40.65%	-24.30%	5.16%	15.37%	60.91%
International Subaccount	18.92%	34.46%	-17.52%	-19.04%	-7.12%	24.96%
REIT Index Subaccount	29.97%	35.06%	3.16%	11.71%	25.87%	—

	1998	1997	1996	1995	1994	1993
Money Market Subaccount	5.07%	5.12%	4.98%	5.42%	3.73%	2.55%
Short-Term Investment-Grade Subaccount	—	—	—	—	—	—
Total Bond Market Index Subaccount	7.87%	8.97%	3.09%	17.54%	-3.15%	8.91%
High Yield Bond Subaccount	3.63%	11.64%	—	—	—	—
Balanced Subaccount	11.61%	22.69%	15.79%	31.97%	-1.08%	12.69%
Equity Income Subaccount	17.19%	33.95%	18.25%	38.44%	-1.71%	—
Diversified Value Subaccount	—	—	—	—	—	—
Total Stock Market Index Subaccount	—	—	—	—	—	—
Equity Index Subaccount	28.25%	32.73%	22.41%	36.91%	0.67%	9.29%
Mid-Cap Index Subaccount	—	—	—	—	—	—
Growth Subaccount	40.32%	26.21%	26.45%	37.87%	3.82%	—
Capital Growth Subaccount	—	—	—	—	—	—
Small Company Growth Subaccount	7.52%	12.84%	—	—	—	—
International Subaccount	18.39%	2.91%	14.15%	15.43%	—	—
REIT Index Subaccount	—	—	—	—	—	—

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by the Company. The assets are kept physically segregated and held separate and apart from the Company’s general account assets. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the Subaccounts.

CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of the Company or other insurance companies. Although the Company believes it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts. In the event a material conflict does exist, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Fund if required by law, to resolve the matter.

TAXES

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not a separate entity from the Company and its operations form a part of the Company, the Separate Account will not be taxed separately as a “regulated investment company” under Subchapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account’s investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

Under present laws, the Company will not incur New York state or local taxes. If there is a change in state or local tax laws, the Company may make charges for such taxes. The Company does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

The Company will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes the Company incurs. This might become necessary if the Company ultimately determines that its tax treatment is not what it currently believes it to be, if there are changes in the federal income tax treatment of annuities at the corporate level, or if there is a change in the Company’s tax status. If the Company should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.

STATE REGULATION OF THE COMPANY

The Company is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine the Company’s contract liabilities and reserves so that the Department may determine if the items are correct. The Company’s books and accounts are subject to review by the Department of Insurance at all times. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by the Company or by its administrator, The Vanguard Group, Inc. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, the Company will mail to all Contract Owners at their last known address of record, at least semiannually, reports containing such information as may be required under that Act or by any other applicable law or regulation.

LEGAL MATTERS

The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Contract under the applicable federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2007 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Financial Life Insurance Company at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The audited financial statements of the subaccounts of the Separate Account which are available for investment by Vanguard Variable Annuity Contract Owners as of December 31, 2007, including the Report of Independent Registered Public Accounting Firm thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements of the Company as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007, including the Report of Independent Registered Public Accounting Firm thereon, which are also included in this Statement of Additional Information, should be distinguished from the financial statements of subaccounts of the Separate Account which are available for investment by Vanguard Variable Annuity Contract Owners and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Financial Life Insurance Company

Years Ended December 31, 2007, 2006 and 2005

Transamerica Financial Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2007, 2006 and 2005

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Financial Life Insurance Company (an indirect wholly owned subsidiary of AEGON N.V.) as of December 31, 2007 and 2006, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2007. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are also described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Financial Life Insurance Company at December 31, 2007 and 2006, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2007.

Ernst & Young LLP

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Financial Life Insurance Company at December 31, 2007 and 2006, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2007, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2006 Transamerica Financial Life Insurance Company changed its accounting for investments in certain low income housing tax credit properties.

March 28, 2008

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	December 31
	2007	2006
Admitted assets
Cash and invested assets:
Bonds:
Affiliated entities	$5,000	$5,000
Unaffiliated entities	5,743,314	6,273,620
Preferred stocks	155,785	145,220
Common stocks:
Affiliated entities (cost: 2007 - $1,762; 2006 - $1,208)	2,107	1,382
Unaffiliated (cost: 2007 - $3,777; 2006 - $44,627)	16,183	57,501
Mortgage loans on real estate	1,174,369	1,063,723
Policy loans	49,804	46,470
Receivable for securities	—	16,332
Cash, cash equivalents and short-term investments	740,228	229,354
Other invested assets	112,326	80,652

Total cash and invested assets	7,999,116	7,919,254
Premiums deferred and uncollected	89,796	105,530
Due and accrued investment income	75,511	82,969
Net deferred income tax asset	15,104	17,848
Reinsurance receivable	37,076	48,703
Receivable from parent, subsidiaries and affiliates	22,117	9,827
Accounts receivable	97,510	56,889
Other admitted assets	4,123	4,243
Separate account assets	9,431,392	8,557,416

Total admitted assets	$17,771,745	$16,802,679

	December 31
	2007	2006
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$942,064	$904,998
Annuity	5,710,310	5,590,652
Accident and health	35,933	35,623
Policy and contract claim reserves:
Life	85,751	101,694
Accident and health	13,596	12,686
Liability for deposit-type contracts	284,489	268,161
Other policyholders’ funds	910	765
Transfers to (from) separate accounts due or accrued	(14,204)	1,637
Remittances and items not allocated	197,581	140,734
Borrowed money	—	74,046
Asset valuation reserve	101,179	90,484
Interest maintenance reserve	38,454	33,043
Funds held under coinsurance and other reinsurance treaties	9,285	9,710
Reinsurance in unauthorized companies	19,467	5,873
Commissions and expense allowances payable on reinsurance assumed	11,650	14,151
Payable for securities	935	11,185
Payable to affiliates	62,963	29,666
Federal and foreign income taxes payable	1,011	5,034
Other liabilities	28,385	27,162
Separate account liabilities	9,428,691	8,557,298

Total liabilities	16,958,450	15,914,602
Capital and surplus:
Common stock, $125 per share par value, 16,466 shares authorized, issued and outstanding	2,058	2,058
Preferred stock, $10 per share par value, 44,175 shares authorized, issued and outstanding	442	442
Paid-in surplus	601,519	602,130
Special surplus	3,791	2,825
Unassigned surplus	205,485	280,622

Total capital and surplus	813,295	888,077

Total liabilities and capital and surplus	$17,771,745	$16,802,679

See accompanying notes.

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
Revenue:
Premiums and other considerations, net of reinsurance:
Life	$374,806	$379,741	$249,826
Annuity	3,109,527	2,153,973	2,213,609
Accident and health	55,118	53,652	58,083
Net investment income	427,355	417,646	420,913
Amortization of interest maintenance reserve	5,846	9,968	14,342
Commissions and expense allowances on reinsurance ceded	60,183	55,505	113,924
Income from fees associated with investment management, administration and contract guarantees for separate accounts	71,419	68,205	59,950
Reinsurance reserve adjustment	(365)	(3,314)	(8,546)
Consideration on reinsurance transaction	15,520	20,198	—
Other income	9,871	4,102	5,755

	4,129,280	3,159,676	3,127,856
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health benefits	282,502	317,136	223,756
Surrender benefits	2,724,328	2,747,378	2,052,174
Other benefits	79,802	76,848	74,894
Increase (decrease) in aggregate reserves for policies and contracts:
Life	37,066	49,098	33,552
Annuity	119,658	(125,069)	(49,133)
Accident and health	310	9,433	(493)

	3,243,666	3,074,824	2,334,750
Insurance expenses:
Commissions	127,354	130,659	169,842
General insurance expenses	98,975	86,676	88,317
Taxes, licenses and fees	8,763	6,048	227
Net transfers to (from) separate accounts	456,130	(279,236)	396,035
Experience refunds	45,429	17,314	(14,106)
Other expenses	(4,213)	(2,257)	2,453

	732,438	(40,796)	642,768

Total benefits and expenses	3,976,104	3,034,028	2,977,518

Gain from operations before dividends to policyholders, federal income tax expense and net realized capital losses on investments	153,176	125,648	150,338
Dividends to policyholders	6	—	104

Gain from operations before federal income tax expense and net realized capital losses on investments	153,170	125,648	150,234
Federal income tax expense	36,347	27,475	31,920

Gain from operations before net realized capital losses on investments	116,823	98,173	118,314
Net realized capital losses on investments (net of related federal income taxes and amounts transferred to interest maintenance reserve)	7,937	(4,906)	(1,608)

Net income	$124,760	$93,267	$116,706

See accompanying notes.

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Special Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2005	$2,058	$442	$600,922	$2,794	$84,483	$690,699
Net income	—	—	—	732	115,974	116,706
Change in nonadmitted assets	—	—	—	—	43,676	43,676
Change in unrealized capital gains/losses	—	—	—	—	(2,741)	(2,741)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	4,170	4,170
Change in asset valuation reserve	—	—	—	—	(12,286)	(12,286)
Change in net deferred income tax asset	—	—	—	—	(31,257)	(31,257)
Reinsurance transactions	—	—	—	—	(2,620)	(2,620)
Dividend to stockholder	—	—	—	—	(5,000)	(5,000)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	749	—	—	749

Balance at December 31, 2005	2,058	442	601,671	3,526	194,399	802,096
Net income (loss)	—	—	—	(701)	93,968	93,267
Change in nonadmitted assets	—	—	—	—	(11,352)	(11,352)
Change in net unrealized capital gains/losses	—	—	—	—	(369)	(369)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(1,363)	(1,363)
Change in asset valuation reserve	—	—	—	—	(10,516)	(10,516)
Change in net deferred income tax asset	—	—	—	—	17,113	17,113
Reinsurance transactions	—	—	—	—	(995)	(995)
Cumulative effect of change in accounting principles	—	—	—	—	(40)	(40)
Change in surplus in separate accounts	—	—	—	—	(223)	(223)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	459	—	—	459

Balance at December 31, 2006	$2,058	$442	$602,130	$2,825	$280,622	$888,077

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Special Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2006	$2,058	$442	$602,130	$2,825	$280,622	$888,077
Net income	—	—	—	966	123,794	124,760
Change in nonadmitted assets	—	—	—	—	32,372	32,372
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	12,415	12,415
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	11	11
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(13,594)	(13,594)
Change in asset valuation reserve	—	—	—	—	(10,695)	(10,695)
Change in net deferred income tax asset	—	—	—	—	(21,027)	(21,027)
Reinsurance transactions	—	—	—	—	(995)	(995)
Change in surplus in separate accounts	—	—	—	—	2,582	2,582
Dividend to stockholder	—	—	—	—	(200,000)	(200,000)
Return of capital related to stock appreciation rights plan of indirect parent	—	—	(611)	—	—	(611)

Balance at December 31, 2007	$2,058	$442	$601,519	$3,791	$205,485	$813,295

See accompanying notes.

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
Operating activities
Premiums collected, net of reinsurance	$3,556,342	$2,581,640	$2,535,755
Net investment income	450,723	440,921	445,613
Miscellaneous income	144,342	326,678	168,131
Benefit and loss related payments	(3,122,787)	(3,168,580)	(2,303,367)
Net transfers (to) from separate account	(471,971)	277,836	(391,702)
Commissions, expenses paid and aggregate write-ins for deductions	(265,689)	(226,521)	(249,330)
Dividends paid to policyholders	(6)	—	(104)
Federal and foreign income taxes paid	(52,475)	(8,119)	(30,924)

Net cash provided by operating activities	238,479	223,855	174,072
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	3,515,383	3,953,279	3,235,404
Preferred stock	61,968	67,383	5,343
Common stock	85,304	61,034	53,797
Mortgage loans	164,207	81,313	123,334
Other invested assets	24,243	6,964	10,162
Miscellaneous proceeds	16,332	3,989	1,138

Total investment proceeds	3,867,437	4,173,962	3,429,178
Cost of investments acquired:
Bonds	(2,991,765)	(3,711,556)	(3,240,283)
Preferred stock	(69,961)	(95,149)	(5,293)
Common stock	(26,536)	(29,369)	(87,617)
Mortgage loans	(277,482)	(353,100)	(288,647)
Other invested assets	(41,803)	(53,554)	(11,942)
Miscellaneous applications	(11,237)	(17,060)	(121,609)

Total cost of investments acquired	(3,418,784)	(4,259,788)	(3,755,391)
Net increase in policy loans	(3,353)	(2,614)	(1,732)

Net cost of investments acquired	(3,422,137)	(4,262,402)	(3,757,123)

Net cash provided by (used in) investing activities	445,300	(88,440)	(327,945)

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
Financing and miscellaneous activities
Net deposits on deposit-type contracts and other insurance liabilities	$62,521	$(15,910)	$56,797
Borrowed funds received (returned)	(73,684)	73,683	—
Dividends to stockholders	(200,000)	—	(5,000)
Funds withheld under reinsurance treaties with unauthorized reinsurers	(1,968)	(201,054)	934
Other cash provided (used)	40,226	75,517	(38,312)

Net cash provided by (used in) financing and miscellaneous activities	(172,905)	(67,764)	14,419

Net increase (decrease) in cash and short-term investments	510,874	67,651	(139,454)
Cash, cash equivalents and short-term investments:
Beginning of year	229,354	161,703	301,157

End of year	$740,228	$229,354	$161,703

Non-cash proceeds:
Schedule reclasses	$1,974	$113,292	$—

See accompanying notes.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company and is majority owned by AEGON USA, Inc. (AEGON) and minority owned by Transamerica Occidental Life Insurance Company (TOLIC). Both AEGON and TOLIC are indirect, wholly owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company primarily sells fixed and variable pension and annuity products, group life coverages, life insurance, investment contracts, structured settlements and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from U.S. generally accepted accounting principles (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Fair value for statutory purposes is based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP is based on quoted market prices.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS AND ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, all derivatives are reported on the balance sheet at fair value, the effective and ineffective portions of a single hedge are accounted for separately, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Valuation allowances for mortgage loans are established, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily deferred tax assets, amounts recoverable from reinsurers, goodwill and other assets not specifically identified as an admitted asset with the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10 percent of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are non- admitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years and a valuation allowance is established for deferred income tax assets not expected to be realizable.

Goodwill: Goodwill is admitted subject to an aggregate limitation of 10% of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting practices are as follows:

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Investments in bonds, except those to which the Securities Valuation Office (SVO) of the NAIC has ascribed a designation of an NAIC 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6 which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value as determined by the SVO and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Beginning in 2006, hybrid securities, not classified as debt by the SVO, are reported as preferred stock. Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. Reclassifications of securities from bonds to preferred stock have been made by the Company in the amount of $1,974 and $113,292 as of December 31, 2007 and 2006, respectively, due to the SVO identification of such securities. Although the classification has changed, these hybrid securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating. A corresponding reclassification was not made as of December 31, 2005.

Common stocks of unaffiliated companies are reported at fair value as determined by the SVO and the related net unrealized capital gains (losses) are reported in unassigned surplus along with an adjustment for federal income taxes.

Common stocks of noninsurance subsidiaries are accounted for based on audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.

There are no restrictions on common or preferred stock.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other than temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances. Other “admitted assets” are valued principally at cost.

The Company has minor ownership interests in limited partnerships. The Company carries these investments based on its interest in the underlying GAAP equity of the investee. The Company did not recognize any impairment write-down for its investments in limited partnerships during the years ended December 31, 2007, 2006 and 2005.

Investments in Low Income Housing Tax Credit (LIHTC) Properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2007 and 2006, the Company excluded investment income due and accrued of $607 and $443, respectively, with respect to such practices.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the market value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company. At December 31, 2006, securities with a book value of $73,314 and a market value of $73,499 were subject to dollar reverse repurchase agreements. The Company did not participate in dollar reverse repurchase agreements at December 31, 2007.

Derivative Instruments

Swaps that are designated in hedging relationships and meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, on the financial statements with any premium or discount amortized into income over the life of the contract. For foreign currency swaps, the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financials statements.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, a premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The carrying amount of derivative instruments is included in either the other invested assets or the other liabilities on the balance sheet, depending upon the balance of the derivative as of the end of the reporting period. As of December 31, 2007, derivatives in the amount of $6,322 were reflected in other invested assets. As of December 31, 2006, derivatives in the amount of $7,013 were reflected in other liabilities.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the policies. Considerations received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.0% to 7.25% and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.5% to 8.25% and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits or changes in reserves in the statement of operations.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

The majority of the separate accounts held by the Company represent funds which are administered for pension plans. The assets in the managed separate accounts consist of common stock, long-tem bonds, real estate and short-term investments. The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios. The portfolios are registered under the Investment Company Act of 1940, as amended as open-ended, diversified, management investment companies.

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at market value. With the exception of some guaranteed separate accounts, the investment risks associated with market value changes are borne entirely by the policyholder. Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 3% or less, so long as the contract is in effect. Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the statements of operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $1,919,366, $1,481,491 and $1,594,964, in 2007, 2006 and 2005, respectively. In addition, the Company received $71,419, $68,205 and $59,950, in 2007, 2006 and 2005, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and will be amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2007, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to capital and surplus. The Company recorded (income) expense of $(611), $345 and $587 for the years ended December 31, 2007, 2006 and 2005, respectively. In addition, the Company recorded an adjustment to capital and surplus for the tax affected portion of the income tax expense recorded for these plans over and above the amount reflected in the statement of operations in the amount of $315, $114 and $162 for years ended December 31, 2007, 2006 and 2005, respectively.

Reclassifications

Certain reclassifications have been made to the 2006 and 2005 financial statements to conform to the 2007 presentation.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Accounting Changes

Effective January 1, 2006, the Company adopted SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments. This statement established statutory accounting principles for investments in federal and certain state sponsored Low Income Housing Tax Credit (LIHTC) properties. SSAP No. 93 states that LIHTC investments shall be initially recorded at cost and amortized based on the proportion of tax benefits received in the current year to the total estimated tax benefits to be allocated to the investor. Prior to 2006, the Company’s investments in LIHTC investments were reported in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies and SSAP No. 88, Investments in Subsidiary, Controlled and Affiliated Entities and carried at audited GAAP equity. The cumulative effect is the difference between the audited GAAP equity amount at December 31, 2005 and the amortized cost assuming the new accounting principles had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by and $40 at January 1, 2006.

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, cash equivalents and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

Investment securities: Fair values for investment securities are based on unit prices published by the SVO or, in the absence of SVO published unit prices or when amortized cost is used by the SVO as the unit price, quoted market prices by other third party organizations, where available.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments. For equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal its carrying amount.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

Interest rate swaps and credit swaps: Estimated fair values of interest rate swaps and credit swaps are based on the pricing models or formulas using current assumptions.

Separate account assets: The fair values of separate account assets are based on quoted market prices.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowed money: Carrying value of borrowed money approximates fair value.

Receivable for securities and payable for securities: The carrying amounts reported in the statutory-basis balance sheet for these instruments, approximates their fair value.

Separate account annuity liabilities: The fair value of separate account annuity liabilities approximate the market value of the separate account assets.

Fair values for the Company’s liabilities for insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2007		2006
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash, cash equivalents and short-term investments, unaffiliated	$618,428	$618,428	$197,554	$197,554
Bonds, unaffiliated	5,743,314	5,712,081	6,273,620	6,295,839
Preferred stocks	155,785	151,975	145,220	151,385
Common stocks, unaffiliated	16,183	16,183	57,501	57,501
Mortgage loans on real estate	1,174,369	1,191,090	1,063,723	1,074,265
Policy loans	49,804	49,804	46,470	46,470
Interest rate swaps	6,322	11,655	(7,013)	(11,467)
Credit default swaps	—	45	—	72
Separate account assets	9,431,392	9,423,022	8,557,416	8,543,018
Liabilities
Investment contract liabilities	5,258,703	5,156,842	5,618,274	5,506,656
Borrowed money	—	—	74,046	74,046
Separate account annuity liabilities	9,200,295	9,210,411	8,385,517	8,350,197

4. Investments

The carrying amounts (cost for common stocks) and estimated fair values of investments in bonds, preferred and common stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2007
Bonds:
United States Government and agencies	$150,766	$7,235	$—	$25	$157,976
State, municipal and other government	121,318	7,414	199	2,683	125,850
Public utilities	437,529	8,829	3,039	3,428	439,890
Industrial and miscellaneous	2,987,224	53,631	21,133	27,834	2,991,889
Mortgage-backed and asset-backed securities	2,046,477	9,747	17,015	42,733	1,996,476

	5,743,314	86,856	41,386	76,703	5,712,081
Preferred stocks	155,785	2,229	286	5,753	151,975
Common stocks	3,777	12,406	—	—	16,183

	$5,902,876	$101,491	$41,672	$82,456	$5,880,239

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2006
Bonds:
United States Government and agencies	$308,418	$5,320	$3,166	$69	$310,503
State, municipal and other government	161,267	14,269	496	30	175,010
Public utilities	525,098	10,704	6,866	809	528,127
Industrial and miscellaneous	3,236,454	58,040	37,252	6,415	3,250,827
Mortgage-backed and asset-backed securities	2,042,383	12,416	20,827	2,599	2,031,372

	6,273,620	100,749	68,607	9,922	6,295,839
Preferred stocks	145,220	6,888	571	152	151,385
Common stocks	44,627	13,714	—	840	57,501

	$6,463,467	$121,351	$69,178	$10,914	$6,504,725

At December 31, 2007, the Company held bonds with a carrying value of $1,985 and amortized cost of $3,064 that have an NAIC rating of 6 which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

At December 31, 2007 and 2006, respectively, for securities that have been in a continuous loss position greater than or equal to twelve months, the Company held 309 and 498 securities with a carrying value of $1,399,310 and $2,511,398 and an unrealized loss of $41,672 and $69,178 with an average price of 97.0 and 98.7 (NAIC market value/amortized cost). Of this portfolio, 95.76% and 94.18% were investment grade with associated unrealized losses of $37,920 and $62,305, respectively.

At December 31, 2007 and 2006, respectively, for securities that have been in an unrealized loss position for less than twelve months, the Company held 401 and 258 securities with a carrying value of $1,911,941 and $1,119,662 and an unrealized loss of $82,456 and $10,074 with an average price of 95.7 and 89.6 (NAIC market value/amortized cost). Of this portfolio, 90.22% and 95.73% were investment grade with associated unrealized losses of $72,859 and $8,758, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying value. Additionally, financial condition, near-term prospects of the issuer, nationally recognized credit rating changes and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

The estimated fair value of bonds and redeemable preferred stocks with unrealized losses is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2007
Bonds:
United States Government and agencies	$—	$2,810	$2,810
State, municipal and other government	4,330	28,588	32,918
Public utilities	115,784	106,352	222,136
Industrial and miscellaneous	647,377	830,946	1,478,323
Mortgage and other asset-backed securities	585,848	779,520	1,365,368

	1,353,339	1,748,216	3,101,555
Preferred stocks	4,298	81,269	85,567

	$1,357,637	$1,829,485	$3,187,122

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2006
Bonds:
United States Government and agencies	$112,740	$11,761	$124,501
State, municipal and other government	13,759	4,439	18,198
Public utilities	229,561	87,678	317,239
Industrial and miscellaneous	1,283,478	534,553	1,818,031
Mortgage and other asset-backed securities	781,218	448,130	1,229,348

	2,420,756	1,086,561	3,507,317
Preferred stocks	21,463	23,028	44,491

	$2,442,219	$1,109,589	$3,551,808

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2007, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$326,566	$326,131
Due after one year through five years	1,556,212	1,561,007
Due after five years through ten years	1,126,157	1,123,685
Due after ten years	687,902	704,783

	3,696,837	3,715,616
Mortgage-backed and asset-backed securities	2,046,477	1,996,475

	$5,743,314	$5,712,081

Subprime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority. The Company’s businesses in the United States do not sell or buy subprime mortgages directly. The Company’s position is related to so-called “asset-backed securities” (ABS). These securities are pools of mortgages that have been securitized and offered to investors as asset-backed securities, where the mortgages are collateral. Most of the underlying mortgages within the pool have FICO scores below 660. Therefore, the ABS has been classified by the Company as a subprime mortgage position. Also included in the Company’s total subprime mortgage position are ABS with second lien mortgages as collateral. The second lien mortgages may not necessarily have subprime FICO scores; however, the Company has included these ABS in its subprime position as it’s the second priority in terms of repayment. The Company does not have any “direct” residential mortgages to subprime borrowers outside of the ABS structures.

For asset backed securities in an unrealized loss position, the Company would consider them for impairment when there has been an adverse change in estimated cash flows from the cash flows previously projected at purchase, which is in accordance with Statement of Statutory Accounting Principles (SSAP) No. 43. The Company has not impaired any of its subprime mortgage positions in 2006 or 2007.

The following table provides the actual cost, carrying value and fair value by asset class of the Company’s subprime mortgage position at December 31, 2007:

	Actual Cost	Carrying Value	Fair Value
Residential Mortgage Backed Securities	$320,953	$320,959	$295,347
Collateralized Debt Obligations	1,768	1,768	1,768

	$322,721	$322,727	$297,115

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

A detail of net investment income is presented below:

	Year Ended December 31
	2007	2006	2005
Income:
Bonds	$343,971	$363,808	$370,683
Mortgage loans on real estate	71,577	55,216	44,412
Common and preferred stocks	10,929	10,444	630
Policy loans	3,059	2,950	2,668
Derivative investments	(3,972)	(3,246)	7,643
Short-term investments, cash equivalents and cash	11,565	4,581	4,756
Other	6,406	3,766	9,723

Gross investment income	443,535	437,519	440,515
Less investment expenses	16,180	19,873	19,602

Net investment income	$427,355	$417,646	$420,913

Proceeds from sales and maturities of bonds and related gross realized gains and losses were as follows:

	Year Ended December 31
	2007	2006	2005
Proceeds	$3,517,357	$4,066,571	$3,235,404

Gross realized gains	$37,105	$18,678	$28,637
Gross realized losses	(29,308)	(48,890)	(24,203)

Net realized gains (losses)	$7,797	$(30,212)	$4,434

Gross realized losses include $9,515, $8,288 and $3,842, related to losses recognized on other than temporary declines in market values of bonds for the years ended December 31, 2007, 2006 and 2005, respectively.

At December 31, 2007, investments with an aggregate carrying amount of $3,495 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Net realized capital gains (losses) on investments and change in unrealized capital gains and losses are summarized below:

	Realized
	Year Ended December 31
	2007	2006	2005
Bonds	$7,797	$(30,212)	$4,434
Common stocks	18,472	7,904	6,257
Preferred stocks	887	(484)	50
Mortgage loans on real estate	(2,702)	831	2,460
Derivative instruments	(2,435)	(11,266)	(6,760)
Other invested assets	9,595	7,108	1,138

	31,614	(26,119)	7,579
Federal income tax effect	(12,420)	6,849	(4,795)
Transfer to interest maintenance reserve	(11,257)	14,364	(4,392)

Net realized capital gains (losses) on investments	$7,937	$(4,906)	$(1,608)

	Changes in Unrealized
	Year Ended December 31
	2007	2006	2005
Bonds	$(1,009)	$2,569	$(1,717)
Common stocks	(297)	(1,200)	2,906
Derivative instruments	13,410	(10,278)	(3,970)
Other invested assets	1,388	2,234	(2,724)

Change in unrealized capital gains (losses)	$13,492	$(6,675)	$(5,505)

Gross unrealized gains (losses) in common stocks were as follows:

	December 31
	2007	2006
Unrealized gains	$12,751	$13,739
Unrealized losses	—	(691)

Net unrealized gains	$12,751	$13,048

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

There were no recorded investments in restructured securities nor any capital losses taken as a direct result of restructures in 2007. The recorded investment in restructured securities as of December 31, 2006 was $1,433. The capital losses taken as a direct result of restructures in 2006 were $202. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

There were no investments in loans for which an impairment has been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring, as of December 31, 2007 and 2006. There were no commitments to lend additional funds to debtors owing receivables whose terms have been modified in a troubled debt restructuring for either 2007 or 2006.

During 2007 the Company issued mortgage loans with interest rates ranging from 5.79% to 7.99%. The maximum percentage of any one loan to the value of the underlying real estate at origination was 79%. The Company has a mortgage or deed of trust on the property thereby creating a lien, which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgage loans to carry fire insurance equal to the value of the underlying property. As of December 31, 2007, the Company had no mortgage loans with interest more than 180 days overdue.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2007	2006	2005
Balance at beginning of period	$—	$—	$—
Additions, net charged to operations	—	—	400
Reduction due to write-downs charged against the allowance	—	—	400
Recoveries in amounts previously charged off	—	—	—

Balance at end of period	$—	$—	$—

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

During 2007, 2006, and 2005, there were no mortgage loans that were foreclosed and transferred to real estate. At December 31, 2007 and 2006, the Company held a mortgage loan loss reserve in the AVR of $11,157 and $10,105, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

4. Investments (continued)

Geographic Distribution			Property Type Distribution

	December 31,			December 31,
	2007	2006		2007	2006
South Atlantic	23%	22%	Office	29%	29%
Pacific	23	22	Industrial	21	27
Mountain	17	20	Retail	19	17
W. South Central	12	8	Agricultural	10	6
Mid-Atlantic	9	8	Apartment	9	8
E. North Central	7	9	Medical	6	7
W. North Central	3	5	Other	6	6
E. South Central	3	4
New England	3	2

At December 31, 2007, the Company had one Low Income Housing Tax Credit. The remaining years of unexpired tax credits was seven and the property was not subject to regulatory review. The length of time remaining for holding period was eleven years. There are no contingent equity commitments expected to be paid during the years 2008 to 2018. There were no impairment losses, write-downs or reclassifications during the year related to this credit.

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post variation margins on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company replicates investment grade corporate bonds by combining a AAA rated security with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values and ease the execution of larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2007 and 2006, the Company had replicated assets with a fair value of $6,901 and $7,088, respectively, and credit default swaps with a fair value of $45 and $72, respectively. During the years ended December 31, 2007, 2006 and 2005, the Company did not recognize any capital losses related to replication transactions.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. At December 31, 2007, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $17,979.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, the Company is required to post assets. At December 31, 2007, the fair value of all contracts, aggregated at a counterparty level, with a negative fair value amounted to $6,305.

For the years ended December 31, 2007 and 2006 the Company recorded unrealized gains (losses) of $5,986 and $(5,070), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus.

The Company did not recognize any unrealized gains or losses during 2007 or 2006 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

At December 31, 2007 and 2006, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	December 31
	2007	2006
Derivative securities:
Interest rate swaps:
Receive fixed – pay floating	$1,127,000	$716,000
Receive floating – pay fixed	179,938	251,050
Receive fixed – pay fixed	69,279	—
Receive floating – pay floating	—	100,000

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized gains (losses) from futures contracts in the amount of $2,078, $(10,881) and $(9,313), for the years ending December 31, 2007, 2006 and 2005, respectively.

Open futures contracts at December 31, 2007, and 2006, were as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2007:
230	FTSE Futures	$28,913	$29,436
171	S&P Futures	63,978	63,150
110	Nikkei Futures	15,400	14,779
60	Russell Futures	23,285	23,166
December 31, 2006:
130	FTSE Futures	$15,706	$15,813
120	S&P Futures	42,702	42,852
80	Nikkei Futures	10,958	11,603
50	Russell Futures	19,978	19,873

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts for the years ended December 31:

	Year Ended December 31
	2007	2006	2005
Direct premiums	$3,244,720	$2,282,667	$2,347,306
Reinsurance assumed - affiliated	151	189	279
Reinsurance assumed - unaffiliated	667,099	616,293	829,178
Reinsurance ceded - affiliated	(270,407)	(194,655)	(419,882)
Reinsurance ceded - unaffiliated	(102,112)	(117,128)	(235,363)

Net premiums earned	$3,539,451	$2,587,366	$2,521,518

Premiums ceded to affiliates for the years ended December 31, 2007, 2006 and 2005 were $270,407, $194,655 and $419,882, respectively. Aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded to affiliates at December 31, 2007 and 2006 of $983,804 and $801,637, respectively.

The Company received reinsurance recoveries in the amounts of $237,826, $200,195 and $308,910, during 2007, 2006 and 2005, respectively. At December 31, 2007 and 2006, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $46,257 and $82,121, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded December 31, 2007 and 2006 of $1,216,790 and $1,037,006, respectively.

Effective January 1, 2006, the Company recaptured a modified coinsurance agreement from an unaffiliated company. As a result, modco life reserves of $125,420 were recaptured at no gain or loss.

On December 31, 2006, the Company acquired a block of credit insurance business from an unaffiliated company. The Company received consideration of $20,198 equal to the reserves and unearned premium assumed, and paid a commission expense allowance of $10,055, netting to a pre-tax loss of $10,055 ($6,535 net of tax) reflected in the Statement of Operations. Adjustments of $15,520 were made during 2007 to true up to actual 2006 reserve balances.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance (continued)

During 2002, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd. (TIRE), an affiliate of the Company. Under the terms of this transaction, the Company ceded certain traditional life insurance contracts. The net of tax impact from the cession of inforce business was $9,953, which was credited directly to unassigned surplus. The Company has amortized $995 into earnings during 2007, 2006 and 2005 with a corresponding charge to unassigned surplus.

During 2005, the Company executed novation agreements associated with 18 reinsurance treaties from an affiliated entity, Transamerica International Re (Bermuda) Ltd. As a result of the novations, $181,147 of statutory reserves was assumed. Subsequently, the Company entered into a reinsurance agreement to cede these risks back to Transamerica International Re (Bermuda) Ltd. These transactions occurred with no gain or loss in the statement of operations or capital and surplus.

During 2001, the Company assumed certain traditional life insurance contracts from TOLIC. The Company recorded goodwill of $14,280 related to this transaction. The related amortization was $1,433 during 2007, 2006 and 2005. The remaining goodwill balance has been nonadmitted at December 31, 2007 and 2006.

During 2001, the Company entered into an indemnity reinsurance agreement on an inforce block of business with an unaffiliated company. The net of tax impact of $6,500 related to this transaction has been recorded directly to unassigned surplus. Subsequent to the initial gain, the Company has amortized $1,625 into earnings during 2005 with a corresponding charge to unassigned surplus. At December 31, 2005, the deferred gain has been completely amortized out of unassigned surplus and into income.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes

The components of deferred taxes amounts are as follows:

	December 31
	2007	2006
Deferred tax assets:
Nonadmitted assets	$3,455	$7,789
Deferred acquisition costs	23,987	24,765
Reserves	30,818	30,156
§197 intangible amortization	3,986	7,861
Unrealized capital losses	3,891	7,850
Partnerships	—	4,801
Deferred intercompany losses	3,057	993
Other	6,926	3,609

Total deferred income tax assets	76,120	87,824
Nonadmitted deferred tax assets	34,612	53,977

Admitted deferred tax assets	41,508	33,847
Deferred tax liabilities:
Section 807(f) adjustments	3,144	3,347
Partnerships	5,199	—
Unrealized capital gains	13,728	9,769
Derivatives	2,329	1,823
Other	2,004	1,060

Total deferred income tax liabilities	26,404	15,999

Net admitted deferred tax asset	$15,104	$17,848

The change in net deferred income tax assets are as follows:

	December 31
	2007	2006	Change
Total deferred tax assets	$76,120	$87,824	$(11,704)
Total deferred tax liabilities	26,404	15,999	(10,405)

Net deferred tax asset	$49,716	$71,825	(22,109)

Tax effect of unrealized gains (losses)			1,082

Change in net deferred income tax			$(21,027)

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

	December 31
	2006	2005	Change
Total deferred tax assets	$87,824	$85,649	$2,175
Total deferred tax liabilities	15,999	37,244	21,245

Net deferred tax asset	$71,825	$48,405	23,420

Tax effect of unrealized gains (losses)			(6,307)

Change in net deferred income tax			$17,113

Nonadmitted deferred tax assets decreased (increased) $19,365, $24,781 and $(27,718) for 2007, 2006 and 2005, respectively.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2007	2006	2005
Income tax expense (benefit) on operational gains and capital gains (losses) on investments computed at the federal statutory rate (35%)	$64,675	$34,835	$55,235
§197 intangibles	(3,875)	(3,875)	(3,875)
Amortization of IMR	(2,046)	(3,489)	(5,020)
Deferred acquisition costs – tax basis	62	5,609	(1,804)
Dividends received deduction	(3,056)	(2,463)	(3,191)
Investment income items	(940)	(2,611)	(757)
Low income housing credits	(2,028)	(2,158)	(1,730)
Prior year over accrual	(3,200)	(4,941)	(3,446)
Reinsurance transactions	(348)	(348)	(917)
Tax reserve valuation	324	(20)	3,209
All other adjustments	(801)	87	(989)

Federal income tax expense on operations and capital gains (losses) on investments	48,767	20,626	36,715
Less tax (benefit) on capital gains (losses)	12,420	(6,849)	4,795

Total federal income tax expense	$36,347	$27,475	$31,920

The total statutory income taxes are computed as follows:

	Year Ended December 31
	2007	2006	2005
Federal income tax expense on operations and capital gains (losses) on investments	$48,767	$20,626	$36,715
Change in net deferred income taxes	21,027	(17,113)	(31,527)

Total statutory income taxes	$69,794	$(3,513)	$(5,188)

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its indirect parent company, Transamerica Corporation, and other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carry forwards are determined on the basis of the consolidated group. At December 31, 2006 the life subgroup had no loss carryforwards. At December 31, 2007 the life subgroup had $71,230 of general business credit carryforwards and $25,067 of foreign tax credit carryforwards which originated in 2006 and 2007. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income. A tax return has not been filed for 2007.

Income taxes incurred during 2007 and 2005 for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses is $59,017 and $286,973, respectively. There were no income taxes available for recoupment in 2006.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as “the policyholders’ surplus account”. Due to United States tax legislation enacted in October 2004, distributions to shareholders during 2005 and 2006 are deemed to come first out of the policyholder surplus account balance on a tax free basis. During 2005, the Company made a distribution from the policyholder surplus account which reduced its balance at December 31, 2005 to zero.

The amount of tax contingencies calculated for the Company as of December 31, 2007 and 2006 is not material to the Company’s financial position. Therefore, the total amount of tax contingencies that, if recognized, would affect the effective income tax rate is immaterial. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes for the years ended December 31, 2007 and 2006 was not material and the Company recorded no liability for penalties.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2000. The examination for 2001 through 2004 has been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax provisions. An examination is underway for 2005 and 2006.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2007		2006
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal:
With market value adjustment	$1,066,355	7%	$1,160,610	8%
At book value less surrender charge of 5% or more	1,129,978	7	1,603,972	12
At fair value	4,892,449	32	4,444,067	31

Total with adjustment or at market value	7,088,782	46	7,208,649	51
At book value without adjustment (with minimal or no charge or adjustment)	2,872,403	19	2,736,232	19
Not subject to discretionary withdrawal	5,244,435	35	4,311,175	30

Total annuity reserves and deposit fund liabilities before reinsurance	15,205,620	100%	14,256,056	100%
Less reinsurance ceded	1,623		1,391

Net annuity reserves and deposit fund liabilities	$15,203,997		$14,254,665

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2007 and 2006 is as follows:

	Non-indexed Guaranteed Less than 4%	Non-guaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2007	$921,674	$997,692	$1,919,366

Reserves at December 31, 2007 for separate accounts with assets at:
Fair value	$2,015,589	$4,548,709	$6,564,298
Amortized cost	2,696,453	—	2,696,453

Total	$4,712,042	$4,548,709	$9,260,751

Reserves for separate accounts by withdrawal characteristics at December 31, 2007:
Subject to discretionary withdrawal:
With market value adjustment	$177,056	$—	$177,056
At book value without market value adjustment and with current surrender charge of 5% or more	61,704	—	61,704
At fair value	401,910	4,548,709	4,950,619
At book value without market value adjustment and with current surrender charge of less than 5%	84,649	—	84,649

Subtotal	725,319	4,548,709	5,274,028
Not subject to discretionary withdrawal	3,986,723	—	3,986,723

Total separate account liabilities at December 31, 2007	$4,712,042	$4,548,709	$9,260,751

	Non-indexed Guaranteed Less than 4%	Non-guaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2006	$804,838	$676,653	$1,481,491

Reserves at December 31, 2006 for separate accounts with assets at:
Fair value	$1,972,334	$4,340,800	$6,313,134
Amortized cost	2,120,187	—	2,120,187

Total	$4,092,521	$4,340,800	$8,433,321

Reserves for separate accounts by withdrawal characteristics at December 31, 2006:
Subject to discretionary withdrawal:
With market value adjustment	$258,666	$—	$258,666
At book value without market value adjustment and with current surrender charge of 5% or more	69,146	—	69,146
At fair value	148,810	4,340,800	4,489,610
At book value without market value adjustment and with current surrender charge of less than 5%	94,858	—	94,858

Subtotal	571,480	4,340,800	4,912,280
Not subject to discretionary withdrawal	3,521,041	—	3,521,041

Total separate account liabilities at December 31, 2006	$4,092,521	$4,340,800	$8,433,321

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2007	2006	2005
Transfers as reported in the summary of operations of the separate accounts annual statement:
Transfers to separate accounts	$1,919,377	$1,481,563	$1,594,964
Transfers from separate accounts	(1,463,101)	(1,760,742)	(1,198,946)

Net transfers (from) to separate accounts	456,276	(279,179)	396,018
Other adjustments	(146)	(57)	17

Net transfers as set forth herein	$456,130	$(279,236)	$396,035

At December 31, 2007 and 2006, the Company had variable annuities with guaranteed living benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2007	Guaranteed Minimum Withdrawal Benefit	$10,265,272	$116,597	$—
2006	Guaranteed Minimum Withdrawal Benefit	$11,050,028	$87,719	$—

For Variable Annuities with Guaranteed Living Benefits (VAGLB), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

At December 31, 2007 and 2006, the Company had variable annuities with guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2007	Guaranteed Minimum Death Benefit	$2,007,096	$4,712	$1,623
2006	Guaranteed Minimum Death Benefit	$2,125,160	$4,253	$1,391

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2007 and 2006, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading are as follows:

	Gross	Loading	Net
December 31, 2007
Life and annuity:
Ordinary direct first year business	$644	$556	$88
Ordinary direct renewal business	152,656	1,276	151,380
Group life direct business	747	151	596
Credit Life	59	—	59
Reinsurance ceded	(65,353)	—	(65,353)

Total life and annuity	88,753	1,983	86,770
Accident and health:
Direct	3,025	—	3,025
Reinsurance ceded	—	—	—

Total accident and health	3,025	—	3,025

	$91,778	$1,983	$89,795

	Gross	Loading	Net
December 31, 2006
Life and annuity:
Ordinary direct first year business	$1,739	$623	$1,116
Ordinary direct renewal business	162,023	1,306	160,717
Group life direct business	453	173	280
Credit Life	63	—	63
Reinsurance ceded	(59,237)	—	(59,237)

Total life and annuity	105,041	2,102	102,939
Accident and health:
Direct	2,591	—	2,591
Reinsurance ceded	—	—	—

Total accident and health	2,591	—	2,591

	$107,632	$2,102	$105,530

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

At December 31, 2007 and 2006, the Company had insurance in force aggregating $100,891,321 and $113,559,242, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $109,934 and $113,200 to cover these deficiencies at December 31, 2007 and 2006, respectively.

8. Capital and Surplus

As of December 31, 2007, the Company had 44,175 shares of 6% non-voting, non-cumulative preferred stock issued and outstanding. AEGON USA, Inc. owns 38,609 shares and Transamerica Occidental Life Insurance Company owns 5,566 shares. Par value is $10 per share, and the liquidation value is $1,286.72 per share.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2007, the Company meets the RBC requirements.

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2008, without prior regulatory approval, is $81,079.

The Company held special surplus funds in the amount of $3,791 and $2,825, as of December 31, 2007 and 2006, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair market value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned domestic securities, respectively. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair market value of the loaned security.

At December 31, 2007 and December 31, 2006, respectively, securities in the amount of $269,410 and 657,462 were on loan under security lending agreements. At December 31, 2007, the collateral the Company received from securities lending was in the form of cash.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. The Company’s allocation of pension expense for 2007, 2006 and 2005 was $7, $3 and $6, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Benefits expense of $5 was allocated each year for 2007, 2006 and 2005.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Retirement and Compensation Plans (continued)

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company’s allocation of postretirement expenses was negligible for 2007, 2006 and 2005.

11. Related Party Transactions

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the Company’s parent as needed.

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2007, 2006 and 2005, the Company paid $24,042, $24,428 and $22,416, respectively, for these services, which approximates their costs to the affiliates.

During 2006, the Company executed an administration service agreement with Transamerica Fund Advisors, Inc. to provide administrative services to the AEGON/Transamerica Series Trust.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Related Party Transactions (continued)

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2007, 2006 and 2005, the Company paid net interest of $950, $870 and $688, respectively, to affiliates. At December 31, 2007 and 2006, the Company has a net amount of $40,846 and $19,839, respectively, due to affiliates. Terms of settlement require that these amounts are settled within 90 days. At December 31, 2007, the Company had short-term notes receivable of $75,100 and $46,700 from Monumental Life Insurance Company and Transamerica International Reinsurance Bermuda Ltd (TIRE), respectively. The Monumental Life note is due by December 18, 2008 and the TIRE note is due by December 27, 2008. Both notes bear interest at 4.75%. At December 31, 2006, the Company had a short-term note receivable of $31,800 from AEGON. The note was due on December 26, 2007 and had an interest rate of 5.25%. This note was repaid in February of 2007. These notes are reported as short-term investments in 2007.

No capital contributions were received in 2005, 2006, or 2007.

On December 19, 2007, the Company paid preferred and common stock dividends of $3,410 and $196,590, respectively, which were approved by the Department of Insurance of the State of New York. AEGON and TOLIC received a preferred stock dividend of $2,980 and $430, respectively, and common stock dividends of $171,820 and $24,770, respectively. The Company did not pay a common or preferred stock dividend to its parent companies in 2006.

On October 13, 2005, the Company paid a preferred and common stock dividend of $3,410 and $1,590, respectively, which were approved by the Department of Insurance of the State of New York. AEGON and TOLIC received a preferred stock dividend of $2,980 and $430, respectively and common stock dividends of $1,390 and $200, respectively.

12. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The were no securities of NAIC designation 3 or below sold during 2007 and reacquired within 30 days of the sale date.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies

The Company has issued synthetic GIC contracts to plan sponsors totaling $124,454 as of December 31, 2007. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium, which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company’s statutory-basis financial statements. A contract reserve of $1,000 at December 31, 2007 and 2006 has been established for the possibility of unexpected benefit payments at below market interest rates.

The Company has contingent commitments for $31,276 and $46,820 at December 31, 2007 and 2006, respectively, for joint ventures, partnerships and limited liability companies. There were no LIHTC commitments as of December 31, 2007.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2007, the Company has pledged invested assets with a carrying value and market value of $15,832 and $15,617, respectively, in conjunction with these transactions.

At December 31, 2006, the net amount of securities being acquired on a “to be announced” (TBA) basis was $7,468. There were no securities being acquired on a TBA basis at December 31, 2007.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The guaranty fund credit was $331, $444 and $672, for 2007, 2006 and 2005, respectively.

14. Managing General Agents

For years ended December 31, 2007, 2006 and 2005, the Company had $47,145, $42,950 and $30,453, respectively, of direct premiums written by The Vanguard Group, Inc. For the year ended December 31, 2007, the Company had $5,828 and $9,420, respectively, of direct premiums written by Vision Financial Corp and Benefit Marketing Systems, Inc.

Name and Address of Managing General Agent or Third-Party Administrator	FEIN	Exclusive Contract	Types of Business Written	Types of Authority Granted	Total Direct Premiums Written/ Produced By
The Vanguard Group, Inc. 100 Vanguard Blvd. Malvern, PA 19355	23-1945930	No	Deferred and income annuities	C,B,P,U	$47,145
Vision Financial Corp. 17 Church Street P.O. Box 506 Keene, NH 03431-0506	02-0430860	No	Universal life	Full service w/o claims	$5,828
Benefit Marketing Systems, Inc. 1705 W. Northwest Hwy, Ste 140 Grapevine, TX 76051	58-2022585	No	Universal life	Full service w/o claims	$9,420

15. Subsequent Events

On March 25, 2008, the Board of Directors of the Company approved the declaration, subject to regulatory approval, of a total dividend of $300,000 to its shareholders concurrent with the contribution by AEGON, as a shareholder, of $150,000 in exchange for the issuance by the Company of a surplus note totaling $150,000 issued entirely to AEGON.

Statutory-Basis Financial

Statement Schedules

Transamerica Financial Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2007

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds (unaffiliated):
United States Government and government agencies and authorities	$168,187	$175,352	$168,187
States, municipalities and political subdivisions	123,061	124,448	123,061
Foreign governments	110,030	114,294	110,030
Public utilities	437,529	439,890	437,529
All other corporate bonds	4,904,507	4,858,097	4,904,507
Preferred stock	155,785	151,975	155,785

Total fixed maturities	5,899,099	5,864,056	5,899,099

Equity securities
Common stocks (unaffiliated):
Industrial, miscellaneous and all other	3,777	16,183	16,183

Total equity securities	3,777	16,183	16,183
Mortgage loans on real estate	1,174,369		1,174,369
Policy loans	49,804		49,804
Other invested assets (unaffiliated)	76,284		76,284
Cash, cash equivalents and short-term investments (unaffiliated)	618,428		618,428
Derivatives	6,322		6,322

Total investments	$7,828,083		$7,840,489

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and other than temporary impairments and adjusted for amortization of premiums or accrual of discounts.

Transamerica Financial Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses	Premiums Written
Year ended December 31, 2007
Individual life	$924,646	$—	$84,675	$362,636	$61,817	$303,227	$157,932
Individual health	18,044	10,862	9,653	33,874	2,306	21,645	14,679	$32,756
Group life and health	23,394	1,051	4,691	33,415	1,661	21,392	8,625	31,438
Annuity	5,710,310	—	328	3,109,526	361,571	2,897,402	551,202

	$6,676,394	$11,913	$99,347	$3,539,451	$427,355	$3,243,666	$732,438

Year ended December 31, 2006
Individual life	$891,724	$—	$100,932	$368,993	$58,572	$347,758	$132,776
Individual health	18,392	10,067	8,453	31,243	1,946	29,479	13,922	$31,208
Group life and health	19,339	1,099	4,788	33,158	1,420	22,600	6,482	31,998
Annuity	5,590,652	—	207	2,153,972	355,708	2,674,987	(193,976)

	$6,520,107	$11,166	$114,380	$2,587,366	$417,646	3,074,824	(40,796)

Year ended December 31, 2005
Individual life	$846,139	$—	$87,428	$239,326	$56,163	$237,642	$146,236
Individual health	15,348	3,967	8,489	32,907	1,695	21,073	12,815	$32,916
Group life and health	15,357	1,279	5,366	35,676	1,280	21,698	6,716	35,746
Annuity	5,715,721	—	467	2,213,609	361,775	2,054,337	477,001

	$6,592,565	$5,246	$101,750	$2,521,518	$420,913	$2,334,750	$642,768

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

Transamerica Financial Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2007
Life insurance in force	$11,199,289	$184,378,157	$281,884,603	$108,705,735	259%

Premiums:
Individual life	$94,030	$371,975	$640,579	$362,634	177%
Individual health	32,756	155	1,273	33,874	4
Group life and health	31,438	51	2,029	33,416	6
Annuity	3,086,496	338	23,369	3,109,527	1

	$3,244,720	$372,519	$667,250	$3,539,451	19%

Year ended December 31, 2006
Life insurance in force	$10,347,447	$172,055,005	$276,603,971	$114,896,413	241%

Premiums:
Individual life	$89,997	$311,316	$590,313	$368,993	160%
Individual health	31,208	197	232	31,243	1
Group life and health	31,998	(141)	1,018	33,157	3
Annuity	2,129,464	411	24,919	2,153,973	1

	$2,282,667	$311,783	$616,482	$2,587,366	24%

Year ended December 31, 2005
Life insurance in force	$9,365,627	$191,301,724	$266,564,177	$84,628,080	315%

Premiums:
Individual life	$87,356	$652,454	$804,424	$239,326	336%
Individual health	32,916	303	294	32,907	1
Group life and health	35,746	1,880	1,810	35,676	5
Annuity	2,191,288	608	22,929	2,213,609	1

	$2,347,306	$655,245	$829,457	$2,521,518	33%

Transamerica Financial Life Insurance Company

Unaudited Balance Sheet – Statutory Basis

(Dollars In Thousands)

As of September 30, 2008

Admitted assets
Cash and invested assets:
Bonds	$6,484,796
Preferred stocks	179,406
Common stocks:
Affiliated entities (cost: September 30, 2008 - $3,139)	3,377
Unaffiliated (cost: September 30, 2008 - $2,875)	2,949
Mortgage loans on real estate	1,181,624
Policy loans	51,928
Receivables for securities	1,901
Cash, cash equivalents and short-term investments	334,480
Other invested assets	163,234

Total cash and invested assets	8,403,695

Premiums deferred and uncollected	74,338
Due and accrued investment income	87,820
Federal and foreign income tax recoverable	7,044
Net deferred income tax asset	17,696
Reinsurance receivable	17,712
Receivable from parent, subsidiaries and affiliates	17,973
Accounts receivable	19,148
Other admitted assets	7,101
Separate account assets	9,164,329

Total admitted assets	$17,816,856

UNAUDITED

Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$953,316
Annuity	6,146,403
Accident & Health	33,116
Policy and contract claim reserves:
Life	78,356
Accident & Health	12,888
Liability for deposit-type contracts	313,978
Other policyholders’ funds	1,095
Transfers from separate accounts due or accrued	(6,394)
Remittances and items not allocated	120,949
Asset valuation reserve	90,904
Interest maintenance reserve	31,273
Funds held under coinsurance and other reinsurance treaties	1,174
Reinsurance in unauthorized companies	82,845
Commissions and expense allowances payable on reinsurance assumed	10,913
Payable for securities	2,349
Payable to affiliates	19,006
Other liabilities	44,261
Separate account liabilities	9,165,680

Total liabilities	17,102,112

Capital and surplus:
Common stock, $125 per share par value, 16,466 shares authorized, issued and outstanding	2,058
Preferred stock, $10 per share par value, 44,175 shares authorized, issued and outstanding	442
Surplus notes	150,000
Paid-in surplus	599,475
Special surplus	3,032
Unassigned surplus	(40,263)

Total capital and surplus	714,744

Total liabilities and capital and surplus	$17,816,856

UNAUDITED

Transamerica Financial Life Insurance Company

Unaudited Statement of Operations – Statutory Basis

(Dollars In Thousands)

For the Nine Months Ended September 30, 2008

Revenues:
Premiums and other considerations, net of reinsurance:
Life	$277,007
Annuity	2,965,958
Accident and health	41,983
Net investment income	342,733
Amortization of interest maintenance reserve	2,690
Commissions and expense allowances on reinsurance ceded	44,560
Income from fees associated with investment management, administration and contract guarantees for separate accounts	53,044
Reinsurance reserve adjustment transaction	8,392
Other income	3,277

3,739,644

Benefits and expenses:
Benefits paid or provided for:
Life and accident and health benefits	228,454
Annuity benefits	67,485
Surrender benefits	2,039,078
Other benefits	11,447
Increase (decrease) in aggregate reserves for policies and contracts:
Life	6,595
Annuity	479,206
Accident and health	(2,817)

2,829,448
Insurance expenses:
Commissions	111,416
General insurance expenses	88,870
Taxes, licenses and fees	6,615
Net transfers to separate accounts	592,437
Experience refunds	10,575
Other expenses	6,547

816,460

Total benefits and expenses	3,645,908

Gain from operations before dividends to policyholders, federal income tax expense and net realized capital gains on investments	93,736
Dividends to policyholders	3

Gain from operations before federal income tax expense and net realized capital gains on investments	93,733
Federal income tax expense	30,520

Gain from operations before net realized capital gains on investments	63,213
Net realized capital gains on investments (net of related federal income taxes and amounts transferred from/to interest maintenance reserve)	14,967

Net income	$78,180

UNAUDITED

Transamerica Financial Life Insurance Company

Unaudited Statement of Changes in Capital and Surplus - Statutory Basis

(Dollars in thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Special Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2008	$2,058	$442	$—	$601,519	$3,791	$205,485	$813,295
Net income	—	—	—	—	(759)	78,939	78,180
Change in net unrealized capital gains and losses, net of tax	—	—	—	—	—	2,994	2,994
Change in net unrealized foreign capital gains/losses, net of tax	—	—	—	—	—	(57)	(57)
Change in non-admitted assets	—	—	—	—	—	(929)	(929)
Change in asset valuation reserve	—	—	—	—	—	10,275	10,275
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	(63,378)	(63,378)
Dividend to stockholders						(300,000)	(300,000)
Change in surplus notes	—	—	150,000	—	—	—	150,000
Change in net deferred income tax asset	—	—	—	—	—	(7,003)	(7,003)
Change in surplus as result of reinsurance	—	—	—	—	—	(746)	(746)
Change in surplus in separate accounts	—	—	—	—	—	(4,300)	(4,300)
Correction of an error						38,457	38,457
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	(2,044)	—	—	(2,044)

Balance at September 30, 2008	$2,058	$442	$150,000	$599,475	$3,032	$(40,263)	$714,744

UNAUDITED

Transamerica Financial Life Insurance Company

Unaudited Statement of Cash Flow - Statutory Basis

(Dollars in thousands)

For the Nine Months Ended September 30, 2008

Operating activities
Premiums collected, net of reinsurance	$3,297,498
Net investment income received	334,572
Miscellaneous income received	103,125
Benefit and loss related payments	(2,377,594)
Net transfers to separate accounts	(584,628)
Commissions, expenses paid and aggregate write-ins for deductions	(220,512)
Dividends paid to policyholders	(3)
Federal and foreign income taxes paid	(38,048)

Net cash provided by operating activities	514,410

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	1,770,922
Stocks	15,026
Mortgage loans	44,684
Net gains on cash, cash equivalents and short-term investments	12
Other invested assets	13,820
Miscellaneous proceeds	39,800

1,884,264

Cost of investments acquired:
Bonds	(2,546,576)
Stocks	(36,331)
Mortgage loans	(51,782)
Other invested assets	(55,868)
Miscellaneous applications	(1,893)

Total cost of investments acquired	(2,692,450)
Net increase in policy loans	(2,123)

Net cost of investments acquired	(2,694,573)

Net cash used in investing activities	(810,309)

Financing activities
Cash provided (applied):
Net deposits on deposit-type contracts and other insurance liabilities	71,638
Surplus notes	150,000
Dividends to stockholders	(300,000)
Other cash applied	(31,487)

Net cash provided by financing activities	(109,849)

Decrease in cash and short-term investments	(405,748)

Cash and short-term investments at beginning of year	740,228

Cash and short-term investments at end of period	$334,480

UNAUDITED

FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account B - Vanguard Variable Annuity Plan

Year Ended December 31, 2007

Transamerica Financial Life Insurance Company

Separate Account B - Vanguard Variable Annuity Plan

Financial Statements

Year Ended December 31, 2007

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of the Vanguard Variable Annuity Plan,

Transamerica Financial Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Transamerica Financial Life Insurance Company Separate Account B (comprised of the Money Market, Total Bond Market Index, Balanced, Equity Index, Growth, Equity Income, International, High Yield Bond, Small Company Growth, Mid-Cap Index, Short-Term Investment Grade, Diversified Value, REIT Index, Total Stock Market Index Portfolio, and Capital Growth Portfolio subaccounts), which are available for investment by contract owners of the Vanguard Variable Annuity Plan, as of December 31, 2007, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Financial Life Insurance Company Separate Account B which are available for investment by contract owners of the Vanguard Variable Annuity Plan at December 31, 2007, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 21, 2008

1

Transamerica Financial Life Insurance Company, Inc.

Separate Account B - Vanguard Variable Annuity Plan

Statements of Assets and Liabilities

December 31, 2007

	Money Market Subaccount	Total Bond Market Index Subaccount	Balanced Subaccount	Equity Index Subaccount
Assets
Investment in securities:
Number of shares	87,306,201.301	3,919,638.215	3,702,903.215	2,362,276.272

Cost	$87,306,201	$44,023,573	$65,015,331	$66,349,903

Investments in mutual funds, at net asset value	$87,306,201	$45,232,625	$76,872,271	$69,781,641
Receivable for units sold	79	—	—	—

Total assets	87,306,280	45,232,625	76,872,271	69,781,641

Liabilities
Payable for units redeemed	—	1	—	16

	$87,306,280	$45,232,624	$76,872,271	$69,781,625

Net Assets:
Deferred annuity contracts terminable by owners	$87,306,280	$45,232,624	$76,872,271	$69,781,625

Total net assets	$87,306,280	$45,232,624	$76,872,271	$69,781,625

Accumulation units outstanding	46,925,363	1,654,919	1,481,000	1,394,030

Accumulation unit value	$1.86054	$27.33223	$51.90565	$50.05747

See accompanying notes.

2

Transamerica Financial Life Insurance Company, Inc.

Separate Account B - Vanguard Variable Annuity Plan

Statements of Assets and Liabilities

December 31, 2007

	Growth Subaccount	Equity Income Subaccount	International Subaccount	High Yield Bond Subaccount	Small Company Growth Subaccount
Assets
Investment in securities:
Number of shares	1,704,969.251	1,729,783.471	2,669,804.696	1,582,527.654	1,859,560.908

Cost	$20,379,676	$32,237,354	$49,225,351	$13,354,248	$33,777,410

Investments in mutual funds, at net asset value	$24,534,508	$34,232,415	$63,648,144	$12,992,552	$33,751,030
Receivable for units sold	—	1	—	—	—

Total assets	24,534,508	34,232,416	63,648,144	12,992,552	33,751,030

Liabilities
Payable for units redeemed	1	—	1	—	—

	$24,534,507	$34,232,416	$63,648,143	$12,992,552	$33,751,030

Net Assets:
Deferred annuity contracts terminable by owners	$24,534,507	$34,232,416	$63,648,143	$12,992,552	$33,751,030

Total net assets	$24,534,507	$34,232,416	$63,648,143	$12,992,552	$33,751,030

Accumulation units outstanding	1,034,484	798,787	1,839,768	699,946	995,032

Accumulation unit value	$23.71666	$42.85551	$34.59574	$18.56222	$33.91955

See accompanying notes.

3

Transamerica Financial Life Insurance Company, Inc.

Separate Account B - Vanguard Variable Annuity Plan

Statements of Assets and Liabilities

December 31, 2007

	Mid-Cap Index Subaccount	Short-Term Investment Grade Subaccount	Diversified Value Subaccount	REIT Index Subaccount
Assets
Investment in securities:
Number of shares	1,860,625.488	2,337,817.492	2,012,719.258	780,065.621

Cost	$29,892,909	$24,543,336	$28,784,257	$16,901,464

Investments in mutual funds, at net asset value	$34,570,422	$25,178,294	$32,867,705	$14,758,842
Receivable for units sold	—	1	2	—

Total assets	34,570,422	25,178,295	32,867,707	14,758,842

Liabilities
Payable for units redeemed	—	—	—	—

	$34,570,422	$25,178,295	$32,867,707	$14,758,842

Net Assets:
Deferred annuity contracts terminable by owners	$34,570,422	$25,178,295	$32,867,707	$14,758,842

Total net assets	$34,570,422	$25,178,295	$32,867,707	$14,758,842

Accumulation units outstanding	1,281,351	1,702,613	1,702,211	476,681

Accumulation unit value	$26.97967	$14.78803	$19.30884	$30.96166

See accompanying notes.

4

Transamerica Financial Life Insurance Company, Inc.

Separate Account B - Vanguard Variable Annuity Plan

Statements of Assets and Liabilities

December 31, 2007

	Total Stock Market Index Portfolio Subaccount	Capital Growth Portfolio Subaccount
Assets
Investment in securities:
Number of shares	952,607.660	751,138.430

Cost	$27,599,212	$12,259,542

Investments in mutual funds, at net asset value	$29,616,572	$13,933,618
Receivable for units sold	1	—

Total assets	29,616,573	13,933,618

Liabilities
Payable for units redeemed	—	1

	$29,616,573	$13,933,617

Net Assets:
Deferred annuity contracts terminable by owners	$29,616,573	$13,933,617

Total net assets	$29,616,573	$13,933,617

Accumulation units outstanding	1,644,674	696,052

Accumulation unit value	$18.00756	$20.01808

See accompanying notes.

5

Transamerica Financial Life Insurance Company, Inc.

Separate Account B - Vanguard Variable Annuity Plan

Statements of Operations

Year Ended December 31, 2007

	Money Market Subaccount	Total Bond Market Index Subaccount	Balanced Subaccount	Equity Index Subaccount
Net investment income (loss)
Income:
Dividends	$3,970,821	$1,384,252	$1,961,202	$1,105,023
Expenses:
Administrative, mortality and expense risk charge	233,108	113,066	218,585	214,158

Net investment income (loss)	3,737,713	1,271,186	1,742,617	890,865

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	2,958,424	2,750,803
Proceeds from sales	17,199,499	4,072,784	4,321,020	10,546,526
Cost of investments sold	17,199,499	4,058,292	3,406,206	12,366,333

Net realized capital gains (losses) on investments	—	14,492	3,873,238	930,996

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(37,449)	11,937,427	1,675,000
End of period	—	1,209,052	11,856,940	3,431,738

Net change in unrealized appreciation/depreciation of investments	—	1,246,501	(80,487)	1,756,738

Net realized and unrealized capital gains (losses) on investments	—	1,260,993	3,792,751	2,687,734

Increase (decrease) in net assets from operations	$3,737,713	$2,532,179	$5,535,368	$3,578,599

See accompanying notes.

6

Transamerica Financial Life Insurance Company, Inc.

Separate Account B - Vanguard Variable Annuity Plan

Statements of Operations

Year Ended December 31, 2007

	Growth Subaccount	Equity Income Subaccount	International Subaccount	High Yield Bond Subaccount
Net investment income (loss)
Income:
Dividends	$167,330	$836,454	$873,966	$1,020,814
Expenses:
Administrative, mortality and expense risk charge	70,778	103,619	166,461	43,027

Net investment income (loss)	96,552	732,835	707,505	977,787

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	2,235,906	1,966,423	—
Proceeds from sales	9,064,071	4,866,931	7,540,371	5,162,806
Cost of investments sold	14,494,954	4,782,823	3,371,918	5,298,040

Net realized capital gains (losses) on investments	(5,430,883)	2,320,014	6,134,876	(135,234)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(3,390,876)	3,649,925	13,149,096	242,170
End of period	4,154,832	1,995,061	14,422,793	(361,696)

Net change in unrealized appreciation/depreciation of investments	7,545,708	(1,654,864)	1,273,697	(603,866)

Net realized and unrealized capital gains (losses) on investments	2,114,825	665,150	7,408,573	(739,100)

Increase (decrease) in net assets from operations	$2,211,377	$1,397,985	$8,116,078	$238,687

See accompanying notes.

7

Transamerica Financial Life Insurance Company, Inc.

Separate Account B - Vanguard Variable Annuity Plan

Statements of Operations

Year Ended December 31, 2007

	Small Company Growth Subaccount	Mid-Cap Index Subaccount	Short-Term Investment Grade Subaccount	Diversified Value Subaccount
Net investment income (loss)
Income:
Dividends	$183,702	$436,581	$950,570	$602,481
Expenses:
Administrative, mortality and expense risk charge	109,322	107,299	68,086	104,094

Net investment income (loss)	74,380	329,282	882,484	498,387

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	3,242,979	3,677,353	—	1,030,048
Proceeds from sales	8,292,634	5,636,061	7,154,138	7,446,155
Cost of investments sold	6,303,909	3,673,474	7,239,457	4,604,012

Net realized capital gains (losses) on investments	5,231,704	5,639,940	(85,319)	3,872,191

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	3,918,695	8,747,427	163,798	7,250,292
End of period	(26,380)	4,677,513	634,958	4,083,448

Net change in unrealized appreciation/depreciation of investments	(3,945,075)	(4,069,914)	471,160	(3,166,844)

Net realized and unrealized capital gains (losses) on investments	1,286,629	1,570,026	385,841	705,347

Increase (decrease) in net assets from operations	$1,361,009	$1,899,308	$1,268,325	$1,203,734

See accompanying notes.

8

Transamerica Financial Life Insurance Company, Inc.

Separate Account B - Vanguard Variable Annuity Plan

Statements of Operations

Year Ended December 31, 2007

	REIT Index Subaccount	Total Stock Market Index Portfolio Subaccount	Capital Growth Portfolio Subaccount
Net investment income (loss)
Income:
Dividends	$488,756	$267,889	$86,538
Expenses:
Administrative, mortality and expense risk charge	66,242	83,895	35,794

Net investment income (loss)	422,514	183,994	50,744

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,997,526	1,095,192	287,148
Proceeds from sales	10,787,349	2,645,170	2,762,175
Cost of investments sold	7,610,443	2,102,277	2,115,321

Net realized capital gains (losses) on investments	5,174,432	1,638,085	934,002

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	7,031,539	2,737,477	1,368,319
End of period	(2,142,622)	2,017,360	1,674,076

Net change in unrealized appreciation/depreciation of investments	(9,174,161)	(720,117)	305,757

Net realized and unrealized capital gains (losses) on investments	(3,999,729)	917,968	1,239,759

Increase (decrease) in net assets from operations	$(3,577,215)	$1,101,962	$1,290,503

See accompanying notes.

9

Transamerica Financial Life Insurance Company, Inc.

Separate Account B - Vanguard Variable Annuity Plan

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006

	Money Market Subaccount		Total Bond Market Index Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$3,737,713	$2,767,376	$1,271,186	$1,037,600
Net realized capital gains (losses) on investments	—	—	14,492	(74,898)
Net change in unrealized appreciation/depreciation of investments	—	—	1,246,501	216,333

Increase (decrease) in net assets from operations	3,737,713	2,767,376	2,532,179	1,179,035

Contract transactions
Net contract purchase payments	16,877,597	15,985,264	4,081,483	2,084,401
Transfer payments from (to) other subaccounts or general account	3,539,737	8,186,986	7,735,722	2,098,166
Contract terminations, withdrawals, and other deductions	(6,319,281)	(7,420,115)	(1,119,995)	(679,966)
Contract maintenance charges	(21,740)	(19,442)	(11,693)	(10,375)

Increase (decrease) in net assets from contract transactions	14,076,313	16,732,693	10,685,517	3,492,226

Net increase (decrease) in net assets	17,814,026	19,500,069	13,217,696	4,671,261

Net assets:
Beginning of the period	69,492,254	49,992,185	32,014,928	27,343,667

End of the period	$87,306,280	$69,492,254	$45,232,624	$32,014,928

See accompanying notes.

10

Transamerica Financial Life Insurance Company, Inc.

Separate Account B - Vanguard Variable Annuity Plan

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006

	Balanced Subaccount		Equity Index Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$1,742,617	$1,410,953	$890,865	929,804
Net realized capital gains (losses) on investments	3,873,238	2,877,988	930,996	2,997,966
Net change in unrealized appreciation/depreciation of investments	(80,487)	4,377,946	1,756,738	5,936,391

Increase (decrease) in net assets from operations	5,535,368	8,666,887	3,578,599	9,864,161

Contract transactions
Net contract purchase payments	3,577,019	3,463,422	2,353,959	1,678,983
Transfer payments from (to) other subaccounts or general account	2,893,032	(1,576,458)	(6,337,768)	(3,175,206)
Contract terminations, withdrawals, and other deductions	(2,365,411)	(3,763,076)	(2,514,951)	(2,732,334)
Contract maintenance charges	(21,019)	(21,128)	(21,740)	(25,455)

Increase (decrease) in net assets from contract transactions	4,083,621	(1,897,240)	(6,520,500)	(4,254,012)

Net increase (decrease) in net assets	9,618,989	6,769,647	(2,941,901)	5,610,149

Net assets:
Beginning of the period	67,253,282	60,483,635	72,723,526	37,113,377

End of the period	$76,872,271	$67,253,282	$69,781,625	$72,723,526

See accompanying notes.

11

Transamerica Financial Life Insurance Company, Inc.

Separate Account B - Vanguard Variable Annuity Plan

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006

	Growth Subaccount		Equity Income Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$96,552	$14,486	$732,835	$705,906
Net realized capital gains (losses) on investments	(5,430,883)	(5,793,025)	2,320,014	762,029
Net change in unrealized appreciation/depreciation of investments	7,545,708	6,121,228	(1,654,864)	4,096,453

Increase (decrease) in net assets from operations	2,211,377	342,689	1,397,985	5,564,388

Contract transactions
Net contract purchase payments	683,891	640,898	1,561,779	901,661
Transfer payments from (to) other subaccounts or general account	(5,389,297)	1,306,302	(1,536,339)	768,203
Contract terminations, withdrawals, and other deductions	(640,545)	(891,593)	(961,012)	(1,134,339)
Contract maintenance charges	(8,458)	(12,146)	(11,756)	(11,828)

Increase (decrease) in net assets from contract transactions	(5,354,409)	1,043,461	(947,328)	523,697

Net increase (decrease) in net assets	(3,143,032)	1,386,150	450,657	6,088,085

Net assets:
Beginning of the period	27,677,539	26,291,389	33,781,759	27,693,674

End of the period	$24,534,507	$27,677,539	$34,232,416	$33,781,759

See accompanying notes.

12

Transamerica Financial Life Insurance Company, Inc.

Separate Account B - Vanguard Variable Annuity Plan

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006

	International Subaccount		High Yield Bond Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$707,505	$364,961	$977,787	$884,075
Net realized capital gains (losses) on investments	6,134,876	3,898,963	(135,234)	104,023
Net change in unrealized appreciation/depreciation of investments	1,273,697	4,875,915	(603,866)	(7,015)

Increase (decrease) in net assets from operations	8,116,078	9,139,839	238,687	981,083

Contract transactions
Net contract purchase payments	4,222,491	6,262,926	765,280	899,882
Transfer payments from (to) other subaccounts or general account	6,826,560	(1,071,433)	(858,150)	1,139,098
Contract terminations, withdrawals, and other deductions	(1,212,324)	(1,045,326)	(2,224,131)	(358,570)
Contract maintenance charges	(18,662)	(16,128)	(4,883)	(4,614)

Increase (decrease) in net assets from contract transactions	9,818,065	4,130,039	(2,321,884)	1,675,796

Net increase (decrease) in net assets	17,934,143	13,269,878	(2,083,197)	2,656,879

Net assets:
Beginning of the period	45,714,000	32,444,122	15,075,749	12,418,870

End of the period	$63,648,143	$45,714,000	$12,992,552	$15,075,749

See accompanying notes.

13

Transamerica Financial Life Insurance Company, Inc.

Separate Account B - Vanguard Variable Annuity Plan

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006

	Small Company Growth Subaccount		Mid-Cap Index Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$74,380	$29,976	$329,282	$251,356
Net realized capital gains (losses) on investments	5,231,704	6,622,837	5,639,940	2,785,715
Net change in unrealized appreciation/depreciation of investments	(3,945,075)	(3,112,926)	(4,069,914)	1,016,869

Increase (decrease) in net assets from operations	1,361,009	3,539,887	1,899,308	4,053,940

Contract transactions
Net contract purchase payments	1,103,406	4,475,063	1,936,422	1,060,309
Transfer payments from (to) other subaccounts or general account	(4,170,357)	(6,211,912)	(1,850,314)	(2,126,652)
Contract terminations, withdrawals, and other deductions	(1,739,838)	(1,108,712)	(1,037,105)	(824,692)
Contract maintenance charges	(13,024)	(17,007)	(12,442)	(13,041)

Increase (decrease) in net assets from contract transactions	(4,819,813)	(2,862,568)	(963,439)	(1,904,076)

Net increase (decrease) in net assets	(3,458,804)	677,319	935,869	2,149,864

Net assets:
Beginning of the period	37,209,834	36,532,515	33,634,553	31,484,689

End of the period	$33,751,030	$37,209,834	$34,570,422	$33,634,553

See accompanying notes.

14

Transamerica Financial Life Insurance Company, Inc.

Separate Account B - Vanguard Variable Annuity Plan

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006

	Short-Term Investment Grade Subaccount		Diversified Value Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$882,484	$613,651	$498,387	$481,968
Net realized capital gains (losses) on investments	(85,319)	(64,891)	3,872,191	2,065,704
Net change in unrealized appreciation/depreciation of investments	471,160	250,414	(3,166,844)	2,530,429

Increase (decrease) in net assets from operations	1,268,325	799,174	1,203,734	5,078,101

Contract transactions
Net contract purchase payments	3,362,649	624,144	1,368,873	1,336,342
Transfer payments from (to) other subaccounts or general account	4,483,701	(543,492)	(531,515)	(3,105,293)
Contract terminations, withdrawals, and other deductions	(2,161,248)	(531,131)	(1,860,582)	(432,544)
Contract maintenance charges	(7,145)	(6,515)	(13,077)	(12,366)

Increase (decrease) in net assets from contract transactions	5,677,957	(456,994)	(1,036,301)	(2,213,861)

Net increase (decrease) in net assets	6,946,282	342,180	167,433	2,864,240

Net assets:
Beginning of the period	18,232,013	17,889,833	32,700,274	29,836,034

End of the period	$25,178,295	$18,232,013	$32,867,707	$32,700,274

See accompanying notes.

15

Transamerica Financial Life Insurance Company, Inc.

Separate Account B - Vanguard Variable Annuity Plan

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006

	REIT Index Subaccount		Total Stock Market Index Portfolio Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$422,514	$362,037	$183,994	$116,180
Net realized capital gains (losses) on investments	5,174,432	2,367,378	1,638,085	1,843,256
Net change in unrealized appreciation/depreciation of investments	(9,174,161)	3,419,974	(720,117)	884,067

Increase (decrease) in net assets from operations	(3,577,215)	6,149,389	1,101,962	2,843,503

Contract transactions
Net contract purchase payments	1,103,721	1,276,246	3,036,275	2,294,141
Transfer payments from (to) other subaccounts or general account	(7,882,005)	1,761,098	2,616,478	1,591,974
Contract terminations, withdrawals, and other deductions	(455,126)	(437,270)	(296,145)	(828,794)
Contract maintenance charges	(7,978)	(8,806)	(9,933)	(7,987)

Increase (decrease) in net assets from contract transactions	(7,241,388)	2,591,268	5,346,675	3,049,334

Net increase (decrease) in net assets	(10,818,603)	8,740,657	6,448,637	5,892,837

Net assets:
Beginning of the period	25,577,445	16,836,788	23,167,936	17,275,099

End of the period	$14,758,842	$25,577,445	$29,616,573	$23,167,936

See accompanying notes.

16

Transamerica Financial Life Insurance Company, Inc.

Separate Account B - Vanguard Variable Annuity Plan

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006

	Capital Growth Portfolio Subaccount
	2007	2006
Operations
Net investment income (loss)	$50,744	$32,643
Net realized capital gains (losses) on investments	934,002	721,393
Net change in unrealized appreciation/depreciation of investments	305,757	274,798

Increase (decrease) in net assets from operations	1,290,503	1,028,834

Contract transactions
Net contract purchase payments	1,109,925	709,375
Transfer payments from (to) other subaccounts or general account	489,293	982,756
Contract terminations, withdrawals, and other deductions	(147,549)	(337,028)
Contract maintenance charges	(4,459)	(4,102)

Increase (decrease) in net assets from contract transactions	1,447,210	1,351,001

Net increase (decrease) in net assets	2,737,713	2,379,835

Net assets:
Beginning of the period	11,195,904	8,816,069

End of the period	$13,933,617	$11,195,904

See accompanying notes.

17

Transamerica Financial Life Insurance Company

Separate Account B - Vanguard Variable Annuity Plan

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies

Organization

The Transamerica Financial Life Insurance Company, Inc. Separate Account B (the Mutual Fund Account) is a segregated investment account of Transamerica Financial Life Insurance Company, Inc. (TFLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of fifteen investment subaccounts. Activity in these investment subaccounts (each a Series Fund and collectively the Series Funds) is available to contract owners of the Vanguard Variable Annuity Plan. Each subaccount invests exclusively in the corresponding Portfolio (the Portfolio) of a Series Fund. The Mutual Funds contains multiple Series Funds (collectively referred to as the “Funds”). Each Series Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:
Vanguard Variable Insurance Fund:
Money Market Portfolio	Small Company Growth Portfolio
Total Bond Market Index Portfolio	Mid-Cap Index Portfolio
Balanced Portfolio	Short-Term Investment Grade Portfolio
Equity Index Portfolio	Diversified Value Portfolio
Growth Portfolio	REIT Index Portfolio
Equity Income Portfolio	Total Stock Market Index Portfolio
International Portfolio	Capital Growth Portfolio
High Yield Bond Portfolio

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Total Stock Market Index Portfolio	May 1, 2003
Capital Growth Portfolio	May 1, 2003

18

Transamerica Financial Life Insurance Company

Separate Account B - Vanguard Variable Annuity Plan

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account for the Vanguard Variable Annuity Plan are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2007.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the basis of first-in, first-out. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

19

Transamerica Financial Life Insurance Company

Separate Account B - Vanguard Variable Annuity Plan

Notes to Financial Statements

December 31, 2007

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:

	Purchases	Sales
Vanguard Variable Insurance Fund:
Money Market Portfolio	$35,013,627	$17,199,499
Total Bond Market Index Portfolio	16,029,489	4,072,784
Balanced Portfolio	13,105,681	4,321,020
Equity Index Portfolio	7,667,711	10,546,526
Growth Portfolio	3,806,215	9,064,071
Equity Income Portfolio	6,888,342	4,866,931
International Portfolio	20,032,366	7,540,371
High Yield Bond Portfolio	3,818,709	5,162,806
Small Company Growth Portfolio	6,790,180	8,292,634
Mid-Cap Index Portfolio	8,679,257	5,636,061
Short-Term Investment Grade Portfolio	13,714,578	7,154,138
Diversified Value Portfolio	7,938,288	7,446,155
REIT Index Portfolio	5,966,000	10,787,349
Total Stock Market Index Portfolio	9,271,030	2,645,170
Capital Growth Portfolio	4,547,278	2,762,175

20

Transamerica Financial Life Insurance Company

Separate Account B - Vanguard Variable Annuity Plan

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Money Market Subaccount	Total Bond Market Index Subaccount	Balanced Subaccount	Equity Index Subaccount	Growth Subaccount
Units outstanding at January 1, 2006	29,528,338	1,109,726	1,442,920	1,625,053	1,237,769
Units purchased	9,235,525	83,071	61,693	38,186	30,570
Units redeemed and transferred	427,042	56,604	(104,805)	(136,827)	14,046

Units outstanding at December 31, 2006	39,190,905	1,249,401	1,399,808	1,526,412	1,282,385
Units purchased	9,292,374	155,298	70,952	47,735	29,679
Units redeemed and transferred	(1,557,916)	250,220	10,240	(180,117)	(277,580)

Units outstanding at December 31, 2007	46,925,363	1,654,919	1,481,000	1,394,030	1,034,484

	Equity Income Subaccount	International Subaccount	High Yield Bond Subaccount	Small Company Growth Subaccount	Mid-Cap Index Subaccount
Units outstanding at January 1, 2006	810,455	1,387,329	734,112	1,224,367	1,400,573
Units purchased	24,372	245,812	51,180	143,202	45,219
Units redeemed and transferred	(13,273)	(86,289)	40,274	(232,650)	(126,528)

Units outstanding at December 31, 2006	821,554	1,546,852	825,566	1,134,919	1,319,264
Units purchased	36,376	127,883	41,008	31,769	71,310
Units redeemed and transferred	(59,143)	165,033	(166,628)	(171,656)	(109,223)

Units outstanding at December 31, 2007	798,787	1,839,768	699,946	995,032	1,281,351

21

Transamerica Financial Life Insurance Company

Separate Account B - Vanguard Variable Annuity Plan

Notes to Financial Statements

December 31, 2007

22

Transamerica Financial Life Insurance Company

Separate Account B - Vanguard Variable Annuity Plan

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding (continued)

	Short-Term Investment Grade Subaccount	Diversified Value Subaccount	REIT Index Subaccount	Total Stock Market Index Portfolio Subaccount	Capital Growth Portfolio Subaccount
Units outstanding at January 1, 2006	1,337,703	1,897,764	608,281	1,158,512	549,653
Units purchased	45,683	78,084	39,884	142,511	41,838
Units redeemed and transferred	(80,097)	(220,925)	38,742	47,940	35,715

Units outstanding at December 31, 2006	1,303,289	1,754,923	686,907	1,348,963	627,206
Units purchased	235,793	69,010	29,641	168,277	57,033
Units redeemed and transferred	163,531	(121,722)	(239,867)	127,434	11,813

Units outstanding at December 31, 2007	1,702,613	1,702,211	476,681	1,644,674	696,052

23

Transamerica Financial Life Insurance Company

Separate Account B - Vanguard Variable Annuity Plan

Notes to Financial Statements

December 31, 2007

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended	Units	Unit Fair Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Money Market
	12/31/2007	46,925,363	$1.86	$87,306,280	5.09%	0.30%	4.93%
	12/31/2006	39,190,905	1.77	69,492,254	4.95	0.30	4.73
	12/31/2005	29,528,338	1.69	49,992,185	3.14	0.30	2.88
	12/31/2004	28,465,363	1.65	46,844,480	1.28	0.30	0.97
	12/31/2003	27,733,465	1.63	45,201,942	1.01	0.30	0.71
Total Bond Market Index
	12/31/2007	1,654,919	27.33	45,232,624	3.65	0.30	6.67
	12/31/2006	1,249,401	25.62	32,014,928	3.88	0.30	3.99
	12/31/2005	1,109,726	24.64	27,343,667	3.79	0.30	2.09
	12/31/2004	1,057,634	24.13	25,525,605	5.39	0.30	3.89
	12/31/2003	1,194,124	23.23	27,740,572	5.01	0.30	3.71
Balanced
	12/31/2007	1,481,000	51.91	76,872,271	2.68	0.30	8.04
	12/31/2006	1,399,808	48.04	67,253,282	2.53	0.30	14.62
	12/31/2005	1,442,920	41.92	60,483,635	2.52	0.30	6.51
	12/31/2004	1,308,407	39.36	51,493,615	2.43	0.30	10.95
	12/31/2003	1,200,664	35.47	42,588,523	2.91	0.30	20.09
Equity Index
	12/31/2007	1,394,030	50.06	69,781,625	1.54	0.30	5.07
	12/31/2006	1,526,412	47.64	72,723,526	1.66	0.30	15.36
	12/31/2005	1,625,053	41.30	67,113,377	1.79	0.30	4.48
	12/31/2004	1,737,920	39.53	68,696,276	1.30	0.30	10.47
	12/31/2003	1,783,730	35.78	63,824,237	1.45	0.30	28.08
Growth
	12/31/2007	1,034,484	23.72	24,534,507	0.70	0.30	9.89
	12/31/2006	1,282,385	21.58	27,677,539	0.35	0.30	1.61
	12/31/2005	1,237,769	21.24	26,291,389	0.46	0.30	11.16
	12/31/2004	1,304,913	19.11	24,935,004	0.46	0.30	6.93
	12/31/2003	1,386,807	17.87	24,782,729	0.38	0.30	25.75

24

Transamerica Financial Life Insurance Company

Separate Account B - Vanguard Variable Annuity Plan

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Equity Income
	12/31/2007	798,787	$42.86	$34,232,416	2.42%	0.30%	4.22%
	12/31/2006	821,554	41.12	33,781,759	2.68	0.30	20.34
	12/31/2005	810,455	34.17	27,693,674	2.41	0.30	3.83
	12/31/2004	814,715	32.91	26,813,427	2.28	0.30	12.98
	12/31/2003	784,926	29.13	22,865,938	2.54	0.30	24.07
International
	12/31/2007	1,839,768	34.60	63,648,143	1.57	0.30	17.06
	12/31/2006	1,546,852	29.55	45,714,000	1.20	0.30	26.37
	12/31/2005	1,387,329	23.39	32,444,122	1.41	0.30	15.96
	12/31/2004	1,216,247	20.17	24,528,776	1.15	0.30	19.06
	12/31/2003	1,067,475	16.94	18,081,853	1.29	0.30	34.47
High Yield Bond
	12/31/2007	699,946	18.56	12,992,552	7.09	0.30	1.65
	12/31/2006	825,566	18.26	15,075,749	7.17	0.30	7.95
	12/31/2005	734,112	16.92	12,418,870	7.25	0.30	2.44
	12/31/2004	732,566	16.51	12,097,104	7.05	0.30	8.20
	12/31/2003	803,653	15.26	12,265,360	6.51	0.30	16.52
Small Company Growth
	12/31/2007	995,032	33.92	33,751,030	0.50	0.30	3.46
	12/31/2006	1,134,919	32.79	37,209,834	0.37	0.30	9.88
	12/31/2005	1,224,367	29.84	36,532,515	0.00	0.30	5.94
	12/31/2004	1,354,171	28.16	38,139,594	0.09	0.30	14.95
	12/31/2003	1,369,410	24.50	33,552,184	0.02	0.30	40.65
Mid-Cap Index
	12/31/2007	1,281,351	26.98	34,570,422	1.22	0.30	5.82
	12/31/2006	1,319,264	25.49	33,634,553	1.06	0.30	13.41
	12/31/2005	1,400,573	22.48	31,484,689	0.96	0.30	13.63
	12/31/2004	1,253,256	19.78	24,792,868	0.92	0.30	19.95
	12/31/2003	1,173,101	16.49	19,346,733	0.83	0.30	33.66

25

Transamerica Financial Life Insurance Company

Separate Account B - Vanguard Variable Annuity Plan

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Diversified Value
	12/31/2007		1,702,211	$19.31	$32,867,707	1.74%	0.30%	3.62%
	12/31/2006		1,754,923	18.63	32,700,274	1.93	0.30	18.52
	12/31/2005		1,897,764	15.72	29,836,034	1.32	0.30	7.29
	12/31/2004		1,429,471	14.65	20,946,119	1.63	0.30	20.10
	12/31/2003		994,223	12.20	12,130,201	2.33	0.30	30.73
REIT Index
	12/31/2007		476,681	30.96	14,758,842	2.21	0.30	(16.85)
	12/31/2006		686,907	37.24	25,577,445	2.01	0.30	34.53
	12/31/2005		608,281	27.68	16,836,788	2.84	0.30	11.50
	12/31/2004		675,690	24.82	16,773,587	2.71	0.30	30.12
	12/31/2003		646,454	19.08	12,333,133	3.64	0.30	35.08
Total Stock Market Index Portfolio
	12/31/2007		1,644,674	18.01	29,616,573	0.96	0.30	4.85
	12/31/2006		1,348,963	17.17	23,167,936	0.88	0.30	15.18
	12/31/2005		1,158,512	14.91	17,275,099	0.99	0.30	5.81
	12/31/2004		986,510	14.09	13,902,680	0.34	0.30	40.93
	12/31/2003	(1)	544,466	12.56	6,838,214	—	0.30	25.59
Capital Growth Portfolio
	12/31/2007		696,052	20.02	13,933,617	0.72	0.30	12.14
	12/31/2006		627,206	17.85	11,195,904	0.62	0.30	11.29
	12/31/2005		549,653	16.04	8,816,069	0.59	0.30	7.36
	12/31/2004		547,677	14.94	8,182,296	0.13	0.30	49.40
	12/31/2003	(1)	270,172	12.74	3,441,849	—	0.30	27.39
Short-Term Investment Grade
	12/31/2007		1,702,613	14.79	25,178,295	4.22	0.30	5.71
	12/31/2006		1,303,289	13.99	18,232,013	3.73	0.30	4.60
	12/31/2005		1,337,703	13.37	17,889,833	3.14	0.30	1.94
	12/31/2004		1,345,209	13.12	17,647,689	2.88	0.30	1.76
	12/31/2003		1,191,267	12.89	15,357,955	3.17	0.30	3.24

26

Transamerica Financial Life Insurance Company

Separate Account B - Vanguard Variable Annuity Plan

Notes to Financial Statements

December 31, 2007

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.
**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

27

Transamerica Financial Life Insurance Company

Separate Account B - Vanguard Variable Annuity Plan

Notes to Financial Statements

December 31, 2007

5. Administrative, Mortality, and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. It is assessed daily based on the net assets of the Mutual Fund Account. An annual charge of .20% is assessed. Depending on the policy holders death benefit option they select there may be an additional quarterly mortality and expense risk charge corresponding to an additional annual charge of 0.05%, or 0.12%.

An administrative charge of .10% annually is deducted from the unit value of the subaccounts of the Mutual Fund Account. This charge is assessed daily along with an annual maintenance fee of $25 per contract which is charged for contracts valued at less than $25,000 at the time of initial purchase and on the last business day of each year. The maintenance fee is deducted proportionately from the contract’s accumulated value. These deductions represent reimbursement to Vanguard for the costs expected to be incurred for issuing and maintaining each contract and the Mutual Fund Account.

6. Income Taxes

Operations of the Mutual Fund Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

28

FINANCIAL STATEMENTS - Unaudited

Transamerica Financial Life Insurance Company

Separate Account B - Vanguard Variable Annuity Plan

Year Ended December 31, 2008

Transamerica Financial Life Insurance Company, Inc.

Separate Account B - Vanguard Variable Annuity Plan

Statements of Assets and Liabilities

December 31, 2008

Total
Assets
Investment in securities:
Number of shares	131,396,675.684

Cost	$590,669,748

Investments in mutual funds,
Level 1 quoted prices at net asset value	$452,838,783
Receivable for units sold	22

Total assets	452,838,805

Liabilities
Payable for units redeemed	3

$452,838,802

Net Assets:
Deferred annuity contracts terminable by owners	$452,838,802

Total net assets	$452,838,802

2

Transamerica Financial Life Insurance Company, Inc.

Separate Account B - Vanguard Variable Annuity Plan

Statements of Operations

Year Ended December 31, 2008

Total
Net investment income (loss)
Income:
Dividends	$15,214,198
Expenses:
Administrative, mortality and expense risk charge	1,596,283

Net investment income (loss)	13,617,915

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	27,075,966
Proceeds from sales	92,479,473
Cost of investments sold	95,900,763

Net realized capital gains (losses) on investments	23,654,676

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	47,627,073
End of period	(137,830,965)

Net change in unrealized appreciation/depreciation of investments	(185,458,038)

Net realized and unrealized capital gains (losses) on investments	(161,803,362)

Increase (decrease) in net assets from operations	$(148,185,447)

3

Transamerica Financial Life Insurance Company, Inc.

Separate Account B - Vanguard Variable Annuity Plan

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007

	Total
	2008	2007
Operations
Net investment income (loss)	$13,617,915	$12,598,845
Net realized capital gains (losses) on investments	23,654,676	30,112,534
Net change in unrealized appreciation/depreciation of investments	(185,458,038)	(10,815,767)

Increase (decrease) in net assets from operations	(148,185,447)	31,895,612

Contract transactions
Net contract purchase payments	33,073,677	47,144,770
Transfer payments from (to) other subaccounts or general account	26,374	28,778
Contract terminations, withdrawals, and other deductions	(31,190,652)	(25,055,243)
Contract maintenance charges	(162,054)	(188,009)

Increase (decrease) in net assets from contract transactions	1,747,345	21,930,296

Net increase (decrease) in net assets	(146,438,102)	53,825,908

Net assets:
Beginning of the period	599,276,904	545,450,996

End of the period	$452,838,802	$599,276,904

4

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(A) FINANCIAL STATEMENTS

All required financial statements are included in Part B of this Registration Statement.

(B) EXHIBITS
(1)	Resolution of the Board of Directors of First Providian Life and Health Insurance Company (“First Providian”) authorizing establishment of the Separate Account./3/
(2)	Not Applicable.
(3)	Not Applicable.
(4)	(a)	Form of variable annuity contract/1/
	(b)	Endorsements/7/
	(c)	Form of variable annuity contract, Form No. YYAPA U 1101/7/
	(d)	Optional Riders/7/
(5)	Form of application/1/
(6)	(a)	Articles of Incorporation of AUSA Life Insurance Company, Inc./4/
	(b)	By-Laws of AUSA Life Insurance Company, Inc./4/
(7)	Not applicable.
(8)	(a)	Participation Agreement for the Vanguard Variable Insurance Fund/6/
	(b)	Administration Services Agreement/5/
	(c)	First Amendment to Participant Agreement[14]
	(d)	Second Amendment to Participation Agreement[14]
	(e)	Third Amendment to Participation Agreement[14]
(8)	(f)	Fourth Amendment to Participation Agreement. Note 16
(8)	(g)	Form of Fifth Amendment to Participation Agreement. Note 16
(9)	(a)	Opinion and Consent of Counsel/16/
	(b)	Consent of Counsel/16/
(10)	(a)	Consent of Independent Registered Public Accounting Firm/16/
	(b)	Opinion and Consent of Actuary/13/
(11)	No financial statements are omitted from item 23.
(12)	Not applicable.
(13)	Performance computation/2/
(14)	Powers of Attorney. (Mark W. Mullin; Robert S. Rubinstein; Brenda K. Clancy; Marc C. Abrahms; James T. Bryne, Jr.; Robert F. Colby; Colette F. Vargas; William Brown, Jr.; William L. Busler; Steven E. Frushtick; Peter G. Kunkel; Peter P. Post; Cornelis H. Verhagen; Craig D. Vermie; Frank A. Camp) Note 8. (E. Kirby Warren, Robert J. Kontz) Note 9. (Robert F. Mosher, Joe Carusone) Note10. (James P. Larkin) Note 11. (Eric J. Martin) Note 12. (E. Belanger; W. Brown, Jr.; W.L. Busler; J.P. Carusone; R.F. Colby; S.E. Frushtick; P.G. Kunkel; J.P. Larkin; R.F. Mosher; M.W. Mullin; P.P. Post; C. Vargas; C.H. Verhagen; and E.J. Martin) Note 14. (M. Craig Fowler) Note 15. (Peter G. Kunkel) Note 16. (John T. Mallett) Note 17.

/1/	Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement of National Home Life Assurance Company Separate Account IV, File No. 33-36073.

/2/	Incorporated by reference from Post-Effective Amendment No. 5 to the Registration Statement of First Providian Life & Health Insurance Company Separate Account B, File No. 33-39946.

/3/	Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement of First Providian Life & Health Insurance Company Separate Account C, File No. 33-94204.

/4/	Incorporated by reference from Initial Registration Statement on Form N-4 of AUSA Life Insurance Company, Inc.— AUSA Endeavor Variable Annuity Account, File No. 33-83560 (as filed on September 1, 1994).

/5/	Incorporated by reference from Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 of First Providian Life & Health Insurance Company, File No. 33-39946, filed on April 30, 1998.

/6/	Incorporated by reference from Initial Registration Statement on Form N-4 of AUSA Life Insurance Company, Inc. Separate Account B, File No. 333-65131 (as filed October 1, 1998).

/7/	Incorporated by reference from Post-Effective Amendment No. 5 to the Registration Statement of AUSA Life Insurance Company filed June 26, 2002, File No. 333-65131

/8/	Incorporated herein by reference to Registration Statement (File No. 333-104243) filed on April 2, 2003.

/9/	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-110098) on October 29, 2003.

/10/	Incorporated herein by reference to Post-Effective No.19 to Form N-4 Registration Statement (File No. 33-83560) on October 28, 2004.

/11/	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-122235) on January 24, 2005.

/12/	Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-120125) Filed on December 13, 2005.

/13/	Filed with Post-Effective Amendment No. 9 to N-4 Registration Statement (File No. 333-65131) on April 27, 2006.

/14/	Filed with Post-Effective Amendment No. 10 to N-4 Registration Statement (File No.333-65131) filed on April 30, 2007.

/15/	Incorporated by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-149337) filed on February 21, 2008.

/16/	Filed with Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-65131) filed on April 28, 2008.

/17/	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-147041) on August 7, 2008.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

OFFICERS:

Director	Wiliam Brown Jr. B-Square Development & Mngt. 14 Windward Ave. White Plains, NY 10605

Director	William L. Busler 3290 Sandy Beach Road Solon, IA 52333

Director and Chief Actuary	Colette B. Vargas 4 Manhattanville Road Purchase, NY 10577

Controller	Eric J. Martin 4333 Edgewood Road NE Cedar Rapids, IA 52499

Director, Chairman of the Board, and President	Peter G. Kunkel 4 Manhattanville Rd Purchase, NY 10057

Director	Steven E. Frushtick 500 Fifth Avenue New York, NY 10110

Director,	Joseph P. Carusone 4 Manhattanville Rd. Purchase, NY 10577

Director	Peter P. Post 415 Madison Avenue, 2nd Floor New York, NY 10017

Director	Cornelis H. Verhagen 51 JFK Parkway Short Hills, NJ 07078

Director	Elizabeth Belanger 4 Manhattanville Rd. Purchase, NY 10577

Director, Vice President, Counsel and Assistant Secretary	Robert F. Colby 4 Manhattanville Rd. Purchase, NY 10577

Director	Ronald F. Mosher 54 Coronado Pointe Laguna Niguel, CA 92677

Director, Vice President and Assistant Secretary	James P. Larkin 4 Manhattanville Rd. Purchase, NY 10577

Treasurer and Vice President	M. Craig Fowler 400 West Market Street Louisville, NY 40202

Director and Vice President	John T. Mallett 4333 Edgewood Road NE Cedar Rapids, IA. 52499

Item 26.	Persons Controlled by or under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company
AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company
AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment advisor
AEGON Dealer Services Canada, Inc.	Canada	100% National Financial Corporation	Mutual fund dealership
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing
AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager
AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Ireland Services Limited	Ireland	100% AEGON Ireland Holding B.V.	Provides the services of staff and vendors to AEGON Financial Assurance Ireland, Limited and AEGON Global Institutional Markets, PLC
AEGON Life Insurance Agency	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan)	Life insurance

As of 1/1/2008	C-3

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (42.54%); Transamerica Occidental Life Insurance Company (21.38%); Monumental Life Insurance Company (20.54%); Life Investors Insurance Company of America (15.54%)	Investment vehicle for securities lending cash collaterol
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON Direct Marketing Services e Corretora de Seguros de Vida Ltda.	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company
AEGON N.V.	Netherlands	22.238% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company
AEGON U.S. Holding Corporation	Delaware	1056 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Voting Preferred Stock owned by Transamerica Corporation	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company
AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent
Apple Partners of Iowa LLC	Iowa	Member: Monumental Life Insurance Company	Hold title on Trustee’s Deeds on secured property
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

As of 1/1/2008	C-4

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property
Asia Investments Holdings, Limited	Hong Kong	99% TOLIC	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company
AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business
Bankers Financial Life Ins. Co.	Arizona	Class B Common stock is allocated 75% of total cumulative vote - AEGON USA, Inc. Class A Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated), Chen Jun	Insurance Agency
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, Inc.	Special purpose
Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, Inc.	Insurance agency
Clark, Inc.	Delaware	100% AUSA Holding Company	Holding company
Clark Consulting, Inc.	Delaware	100% Clark, Inc.	Financial consulting firm
Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, Inc.	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, Inc.	Broker-Dealer
COLI Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Inactive
Commonwealth General Corporation (“CGC”)	Delaware	AEGON U.S. Corporation owns 100 shares; AEGON USA, Inc. owns 5 shares	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
CRG Fiduciary Services, Inc.	California	100% Clark Consulting, Inc.	Inactive
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
ECB Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Inactive
Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company
Executive Benefit Services, Inc.	California	100% Clark Consulting, Inc.	Inactive
FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

As of 1/1/2008	C-5

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate
FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Flashdance, LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
Fourth & Market Funding, LLC	Delaware	100% Commonwealth General Corporation	Investments
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments
Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

As of 1/1/2008	C-6

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	100% Garnet Community Investments XI, LLC	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); Washington Mutual Bank (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (68.10%); Norlease, Inc., a non-AEGON affiliate (31.89%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affilaite (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affilaite (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary
Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance

As of 1/1/2008	C-7

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company
GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company
Hott Feet Development LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
In the Pocket LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote - AEGON USA, Inc. Participating common stock (100% owned by non-AEGON shareholders) is allowed 40% of total cumulative vote.	Insurance
JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
Life Investors Insurance Company of America	Iowa	679,802 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
LIICA Holdings, LLC	Delaware	Sole Member: Life Investors Insurance Company of America	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Life Investors Insurance Company of America	Captive insurance company
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, Inc.	Insurance company
ML Life Insurance Company of New York	New York	100% AEGON USA, Inc.	Insurance company
Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company
National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency
NEF Investment Company	Calfornia	100% TOLIC	Real estate development
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Penco, Inc.	Ohio	100% AUSA Holding Company	Record keeping
Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

As of 1/1/2008	C-8

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company
Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance
Quantitative Data Solutions, LLC	Delaware	100% TOLIC	Special purpose corporation
RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 30.4% Transamerica Life Insurance Company.; 23% Transamerica Occidental Life Insurance Company; 1% Stonebridge Life Insurance Company; 11% Life Investors Insurance Company of America; 19% Monumental Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 10% owned by Transamerica Occidental Life Insurance Company; 41.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 32% owned by Monumental Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 32% owned by Monumental Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 5 NR, LLC	Delaware	Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

As of 1/1/2008	C-9

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Retirement Project Oakmont	CA	General Partners: Transamerica International Holdings, Inc. ; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
Southwest Equity Life Ins. Co.	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, Inc. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, Inc.	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership
TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC
The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns-23%	Fund advisor

As of 1/1/2008	C-10

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica Direct Marketing Group-Mexico Servicios S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
Transamerica Direct Marketing Services Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International B.V.	Marketing company
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% Transamerica International Holdings, Inc.	Broker/dealer
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance
Transamerica Financial Resources Insurance Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages
Transamerica IDEX Mutual Funds	Delaware	100% InterSecurities, Inc.	Mutual fund
Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance
Transamerica Investment Management, LLC	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company
Transamerica Investors, Inc.	Maryland	100% Transamerica Investment Management, LLC	Advisor
Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance

As of 1/1/2008	C-11

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company
Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.
Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	1,104,117 shares Common Stock owned by Transamerica International Holdings, Inc.; 1,103,466 shares of Preferred Stock owned by Transamerica Corporation	Life Insurance
Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance
Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company
Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% TOLIC; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company
Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments
Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services
Transamerica Securities Sales Corporation	Maryland	100% Transamerica International Holdings, Inc.	Broker/Dealer
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of administrative services
United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator
Valley Forge Associates, Inc.	Pennsylvania	100% Commonwealth General Corporation	Furniture & equipment lessor
Westcap Investors, LLC	Delaware	100% Transamerica Investment Management, LLC	Inactive
Westcap Investors Series Fund, LLC	Delaware	Transamerica Investment Management, LLC is the Managing Member	This Series Fund is an unregistered investments vehicle for Transamerica Investment Management, LLC (former Westcap Investors, LLC) clients are Members

As of 1/1/2008	C-12

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance
Westport Strategies, LLC	Delaware	AUSA Holding Company - sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive
Zero Beta Fund, LLC	Delaware	Manager: AEGON USA Investment Management, LLC	Aggregating vehicle formed to hold various fund investments.

As of 1/1/2008	C-13

Item 27. Number of Contract Owners

As of December 31, 2008 there were 5,170 owners of Contracts.

Item 28. Indemnification

The New York Code (Section 721 et seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, officers, and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that, in the opinion of the securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) None.

(b) Not Applicable.

Item 30. Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained by Manager Regulatory Filing Unit, Transamerica Financial Life Insurance Company, at 4333 Edgewood Rd NE, Cedar Rapids, IA 52499, and The Vanguard Group, Inc., Valley Forge, Pennsylvania.

Item 31. Management Services

All management contracts are discussed in Part A or Part B.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica Financial Life Insurance Company, at the address or phone number listed in the Prospectus.

(d) Transamerica Financial Life Insurance Company hereby represents that the fees and charges deducted under the policies described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Financial Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica Financial Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, as amended, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 28th day of January, 2009.

TFLIC SEPARATE ACCOUNT B

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Depositor

*
Peter G. Kunkel
Director, President and Chairman of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date
*	Director, Vice President and Assistant Secretary	, 2009
James P. Larkin

*	Controller	, 2009
Eric J. Martin

*	Director	, 2009
Elizabeth Belanger

*	Director	, 2009
Joe Carusone

*	Director	, 2009
Ronald F. Mosher

*	Director, Counsel, Assistant Secretary and Vice President	, 2009
Robert F. Colby

*	Director and Chief Actuary	, 2009
Colette F. Vargas

*	Director	, 2009
William Brown, Jr.

*	Director	, 2009
William L. Busler

*	Director	, 2009
Steven E. Frushtick

*	Director, President and Chairman of the Board	, 2009
Peter G. Kunkel

*	Director	, 2009
Peter P. Post

*	Director	, 2009
Cornelis H. Verhagen

*	Treasurer and Vice President	, 2009
M. Craig Fowler

*	Vice President and Director	, 2009
John T. Mallett

/s/ Darin D. Smith	Vice President and Assistant Secretary	January 28, 2009
*By: Darin D. Smith

* By: Darin D. Smith – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.